September 5, 2014

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

RE:	Northwestern Mutual Variable Life Account I
EDGAR CIK No. 0000742277; File No. 811-3989
Northwestern Mutual Variable Life Account II
EDGAR CIK No. 0001359314; File No. 811-21933

Dear Sir or Madam:

On behalf of Northwestern Mutual Life Insurance Company and Northwestern Mutual Variable Life Account I and Account II, (“Registrants” or the “Accounts”) we hereby submit, pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the “1940 Act”), that the Accounts’ semi-annual report for the period ending June 30, 2014 has been transmitted to policy owners as required by Rule 30e-2 under the 1940 Act.

The following annual reports were filed with the Commission via EDGAR on the date indicated below and are incorporated herein by reference:

Underlying Investment Company	CIK No.	Date Filed	Registration No.
Northwestern Mutual Series Fund, Inc.	0000742212	09/05/2014	811-03990
Fidelity VIP Mid Cap Portfolio	0000927384	08/20/2014	811-07205
Fidelity VIP Contrafund Portfolio	0000831016	08/20/2014	811-05511
Neuberger Berman Socially Responsive Portfolio	0000736913	08/22/2014	811-04255
Russell Investment Funds	0000824036	08/20/2014	811-05371
Russell Investment Funds – Life Points Variable Target Portfolio Series	0000824036	08/20/2014	811-05371
Credit Suisse Trust Commodity Return Strategy Portfolio	0000941568	09/04/2014	811-07261

Some of the investment companies above (or series thereof) may not be available under every policy offered by a Registrant.

In addition, financial statements for the Accounts are filed herewith. This filing will also include any other materials required to be filed, if any.

Please direct any questions or comments regarding this filing to the undersigned at 414-665-2418.

Sincerely,

/s/ Barbara Courtney

Barbara Courtney

Director – Mutual Fund Accounting

The Northwestern Mutual Life Insurance Company • 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202-4797 • 414 271 1444

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

Variable Life

SEMI-ANNUAL REPORTS

June 30,2014

Northwestern Mutual Variable Life Account Northwestern Mutual Variable Life Account II

Optimized to contain one or more of the following:*

Northwestern Mutual Series Fund, Inc.

Fidelity® VIP Mid Cap Portfolio Service Class 2

Fidelity® VIP Contrafund® Portfolio Service Class 2

Neuberger Berman AMT Socially Responsive Portfolio

Russell Investment Funds

www.northwestemmutual.com

90-1899 (0786) (REV 0814)

Russell Investment Funds - LifePoints® Variable Target Portfolio Series

Credit Suisse Trust Commodity Return Strategy Portfolio

*See Table of Contents for more information and a list of Prospectus supplements and/or shareholder documents, if any,

The Northwestern Mutual Life Insurance Company (Northwestern Mutual)

How To Get More Information

Information on the Internet:

www.northwesternmutual.com

To obtain current performance information and information about Northwestern Mutual, visit us on our website. You can also visit us at our customer service section from our website for information on policy values and current fund performance. This site also allows you to view past confirmation and policy statements, as well as transfer funds online.

To sign up for this service please call 1-866-424-2609 between 7:00 a.m. - 6:00 p.m. Central Time Monday - Friday. Your Northwestern Mutual Financial Representative is also available to answer any questions you have about your variable life insurance policy or any of our products.

For inforce policy service on Variable CompLife, Custom Variable Universal Life, and Variable Whole Life, please call 1-866-424-2609, between 7:00 a.m. - 6:00 p.m. Central Time Monday - Friday.

For inforce policy service on Variable Executive Life, Variable Joint Life, Executive Variable Universal Life, and Survivorship Variable Universal Life, please call
1-866-464-3800, between 7:30 a.m. - 5:00 p.m. Central Time Monday - Friday.

Contents

Northwestern Mutual Series Fund, Inc. - Semi-Annual Report	248 pages

Fidelity® VIP Mid Cap Portfolio - Semi-Annual Report	20 pages

(This report follows the end of the Northwestern Mutual Series Fund, Inc.)

Fidelity® VIP Contrafund® Portfolio - Semi-Annual Report	24 pages

(This report follows the end of the Fidelity® VIP Mid Cap Portfolio)

Neuberger Berman AMT Socially Responsive Portfolio - Semi-Annual Report	24 pages

(This report follows the end of the Fidelity® VIP Contrafund® Portfolio)

Russell Investment Funds - Semi-Annual Report	143 pages

(This report follows the end of the Neuberger Berman AMT Socially Responsive Portfolio)

Russell Investment Funds - LifePoints® Variable Target Portfolio Series - Semi-Annual Report	59 pages

(This report follows the end of the Russell Investment Funds)

Credit Suisse Trust Commodity Return Strategy Portfolio - Semi-Annual Report	36 pages

(This report follows the end of the Russell Investment Funds - LifePoints® Variable Target Portfolio Series)

Northwestern Mutual Variable Life Account Financial Statements	34 pages

Northwestern Mutual Variable Life Account II Financial Statements	33 pages

Prospectus Supplements and Shareholder Notices	33 pages

The performance data quoted represents past performance. Past performance is historical and does not guarantee future performance. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance information visit www.northwesternmutual.com.

Annual Report December 31, 2013

Northwestern Mutual Variable Life Account

Financial Statements

Northwestern Mutual Variable Life Account Financial Statements

Table of Contects

Northwestern Mutual Variable Life Account

Statements of Assets and Liabilities

December 31, 2013

(in thousands, except accumulation unit values)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Large Cap Blend Division	Index 500 Stock Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$368,178	$116,380	$233,909	$6,157	$1,008,828
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	6	-	-	-

Total Assets	368,178	116,386	233,909	6,157	1,008,828

Liabilities:
Due to Northwestern Mutual Life Insurance Company	13	-	27	-	26

Total Liabilities	13	-	27	-	26

Total Net Assets	$368,165	$116,386	$233,882	$6,157	$1,008,802

Net Assets:
Variable Life Policies Issued:
Before October 11, 1995
Policyowners’ Equity	$32,703	$7,314	$26,444	$346	$145,092
Northwestern Mutual Equity	480	88	452	4	1,840
Variable CompLife Policies Issued Between October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	313,573	97,781	191,422	5,280	790,374
Northwestern Mutual Equity	8,819	3,229	5,535	132	22,121
Variable Executive Life Policies Issued Between March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	5,610	3,756	5,318	297	19,895
Variable Joint Life Policies Issued Between December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	6,980	4,218	4,711	98	29,480

Total Net Assets	$368,165	$116,386	$233,882	$6,157	$1,008,802

(1) Investments, at cost	$244,379	$77,510	$155,322	$5,164	$740,286
Mutual Fund Shares Held	125,146	43,328	137,513	5,932	279,609
(2) Accumulation Unit Value	$3.638539	$2.883615	$2.759081	$1.407785	$4.001083
Units Outstanding	88,605	35,029	71,386	3,844	203,071
(3) Accumulation Unit Value	$49.977915	$30.372615	$37.544148	$11.980322	$91.297175
Units Outstanding	112	124	142	25	218
(4) Accumulation Unit Value	$49.977915	$30.372615	$37.544148	$11.980322	$91.297175
Units Outstanding	140	139	125	8	323

The Accompanying Notes are an Integral Part of the Financial Statements.	1

Northwestern Mutual Variable Life Account

Statements of Assets and Liabilities

December 31, 2013

(in thousands, except accumulation unit values)

	Large Company Value Division	Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division	Index 400 Stock Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$7,590	$172,430	$118,061	$448,961	$279,423
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	27	18	-	-

Total Assets	7,590	172,457	118,079	448,961	279,423

Liabilities:
Due to Northwestern Mutual Life Insurance Company	5	-	-	40	10

Total Liabilities	5	-	-	40	10

Total Net Assets	$7,585	$172,457	$118,079	$448,921	$279,413

Net Assets:
Variable Life Policies Issued:
Before October 11, 1995
Policyowners’ Equity	$1,047	$15,353	$9,942	$64,245	$14,363
Northwestern Mutual Equity	4	209	129	1,016	165
Variable CompLife Policies Issued Between October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	6,012	141,509	96,600	361,679	241,899
Northwestern Mutual Equity	163	4,676	2,841	10,036	6,821
Variable Executive Life Policies Issued Between March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	-	4,911	3,811	4,898	7,437
Variable Joint Life Policies Issued Between December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	359	5,799	4,756	7,047	8,728

Total Net Assets	$7,585	$172,457	$118,079	$448,921	$279,413

(1) Investments, at cost	$6,588	$132,310	$85,217	$325,148	$203,729
Mutual Fund Shares Held	7,100	133,874	68,560	114,414	146,988
(2) Accumulation Unit Value	$1.464939	$1.893569	$2.411872	$3.416219	$3.504450
Units Outstanding	4,215	77,201	41,230	108,810	70,973
(3) Accumulation Unit Value	$12.266796	$20.154766	$25.403806	$94.654719	$39.846886
Units Outstanding	-	244	150	52	187
(4) Accumulation Unit Value	$12.266796	$20.154766	$25.403806	$94.654719	$39.846886
Units Outstanding	29	288	187	74	219

2	The Accompanying Notes are an Integral Part of the Financial Statements.

Northwestern Mutual Variable Life Account

Statements of Assets and Liabilities

December 31, 2013

(in thousands, except accumulation unit values)

	Mid Cap Value Division	Small Cap Growth Stock Division	Index 600 Stock Division	Small Cap Value Division	International Growth Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$51,334	$246,640	$16,820	$184,771	$98,029
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	2	-	-	16	2

Total Assets	51,336	246,640	16,820	184,787	98,031

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	4	1	-	-

Total Liabilities	-	4	1	-	-

Total Net Assets	$51,336	$246,636	$16,819	$184,787	$98,031

Net Assets:
Variable Life Policies Issued:
Before October 11, 1995
Policyowners’ Equity	$3,619	$11,481	$1,915	$14,517	$4,791
Northwestern Mutual Equity	44	143	24	172	70
Variable CompLife Policies Issued Between October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	43,311	216,042	13,708	153,933	82,573
Northwestern Mutual Equity	1,439	6,565	413	4,833	2,811
Variable Executive Life Policies Issued Between March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	1,048	3,923	605	4,434	4,108
Variable Joint Life Policies Issued Between December 10, 1998 and December 31, 2008 (4) Policyowners’ Equity	1,875	8,482	154	6,898	3,678

Total Net Assets	$51,336	$246,636	$16,819	$184,787	$98,031

(1) Investments, at cost	$37,842	$181,460	$14,430	$122,229	$93,344
Mutual Fund Shares Held	30,702	95,008	12,628	75,355	68,696
(2) Accumulation Unit Value	$2.618947	$3.359376	$1.513818	$3.198795	$1.928280
Units Outstanding	17,087	66,266	9,328	49,633	44,280
(3) Accumulation Unit Value	$27.585004	$43.773190	$16.744685	$34.046809	$20.524033
Units Outstanding	38	90	36	130	200
(4) Accumulation Unit Value	$27.585004	$43.773190	$16.744685	$34.046809	$20.524033
Units Outstanding	68	194	9	203	179

The Accompanying Notes are an Integral Part of the Financial Statements.	3

Northwestern Mutual Variable Life Account

Statements of Assets and Liabilities

December 31, 2013

(in thousands, except accumulation unit values)

	Research International Core Division	International Equity Division	Emerging Markets Equity Division	Money Market Division	Short-Term Bond Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$19,157	$593,236	$30,450	$170,281	$10,581
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	12	20	4	-	1

Total Assets	19,169	593,256	30,454	170,281	10,582

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	115	-

Total Liabilities	-	-	-	115	-

Total Net Assets	$19,169	$593,256	$30,454	$170,166	$10,582

Net Assets:
Variable Life Policies Issued:
Before October 11, 1995
Policyowners’ Equity	$1,294	$71,768	$1,520	$12,483	$742
Northwestern Mutual Equity	28	1,081	27	244	9
Variable CompLife Policies Issued Between October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	15,629	473,913	25,476	120,382	8,825
Northwestern Mutual Equity	470	14,069	703	5,476	289
Variable Executive Life Policies Issued Between March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	1,264	15,927	1,600	12,556	39
Variable Joint Life Policies Issued Between December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	484	16,498	1,128	19,025	678

Total Net Assets	$19,169	$593,256	$30,454	$170,166	$10,582

(1) Investments, at cost	$15,775	$459,917	$30,561	$170,281	$10,565
Mutual Fund Shares Held	19,409	278,514	30,633	170,281	10,273
(2) Accumulation Unit Value	$1.154295	$3.556947	$0.909813	$1.544536	$1.010673
Units Outstanding	13,947	137,193	28,774	81,486	9,017
(3) Accumulation Unit Value	$10.947312	$5.431053	$10.783888	$41.539003	$12.142453
Units Outstanding	115	2,932	148	302	3
(4) Accumulation Unit Value	$10.947312	$5.431053	$10.783888	$41.539003	$12.142453
Units Outstanding	44	3,038	105	458	56

4	The Accompanying Notes are an Integral Part of the Financial Statements.

Northwestern Mutual Variable Life Account

Statements of Assets and Liabilities

December 31, 2013

(in thousands, except accumulation unit values)

	Select Bond Division	Long-Term U.S. Government Bond Division	Inflation Protection Division	High Yield Bond Division	Multi-Sector Bond Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$244,648	$4,876	$8,585	$107,038	$21,917
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	94	-	3	-	1

Total Assets	244,742	4,876	8,588	107,038	21,918

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-

Total Liabilities	-	-	-	-	-

Total Net Assets	$244,742	$4,876	$8,588	$107,038	$21,918

Net Assets:
Variable Life Policies Issued:
Before October 11, 1995
Policyowners’ Equity	$23,079	$384	$620	$7,833	$1,274
Northwestern Mutual Equity	403	4	6	113	19
Variable CompLife Policies Issued Between October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	180,340	4,294	6,676	88,454	19,059
Northwestern Mutual Equity	6,135	130	187	2,589	583
Variable Executive Life Policies Issued Between March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	24,991	64	570	4,708	299
Variable Joint Life Policies Issued Between December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	9,794	-	529	3,341	684

Total Net Assets	$244,742	$4,876	$8,588	$107,038	$21,918

(1) Investments, at cost	$250,025	$5,673	$9,483	$97,843	$22,335
Mutual Fund Shares Held	199,713	5,276	7,927	142,717	20,312
(2) Accumulation Unit Value	$2.541856	$1.113443	$1.037245	$3.312039	$1.137785
Units Outstanding	73,362	3,973	6,616	27,489	17,263
(3) Accumulation Unit Value	$200.286369	$15.502339	$13.476716	$43.465300	$15.449941
Units Outstanding	125	4	42	108	19
(4) Accumulation Unit Value	$200.286369	$15.502339	$13.476716	$43.465300	$15.449941
Units Outstanding	49	-	39	77	44

The Accompanying Notes are an Integral Part of the Financial Statements.	5

Northwestern Mutual Variable Life Account

Statements of Assets and Liabilities

December 31, 2013

(in thousands, except accumulation unit values)

	Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division	Neuberger Berman AMT Socially Responsive Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$354,543	$44,839	$-	$-	$-
Fidelity Variable Insurance Products	-	-	169,443	31,547	-
Neuberger Berman Advisers Management Trust	-	-	-	-	4,648
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	6	-	-

Total Assets	354,543	44,839	169,449	31,547	4,648

Liabilities:
Due to Northwestern Mutual Life Insurance Company	517	5	-	2	-

Total Liabilities	517	5	-	2	-

Total Net Assets	$354,026	$44,834	$169,449	$31,545	$4,648

Net Assets:
Variable Life Policies Issued:
Before October 11, 1995
Policyowners’ Equity	$160,489	$5,885	$14,745	$1,882	$821
Northwestern Mutual Equity	1,762	83	178	16	7
Variable CompLife Policies Issued Between October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	170,054	33,949	138,277	26,538	3,165
Northwestern Mutual Equity	5,189	1,082	4,576	687	93
Variable Executive Life Policies Issued Between March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	10,000	1,349	5,567	1,538	180
Variable Joint Life Policies Issued Between December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	6,532	2,486	6,106	884	382

Total Net Assets	$354,026	$44,834	$169,449	$31,545	$4,648

(1) Investments, at cost	$341,622	$36,317	$141,934	$24,321	$3,804
Mutual Fund Shares Held	226,690	35,113	4,760	934	214
(2) Accumulation Unit Value	$3.168393	$1.830603	$3.835558	$1.392090	$1.377320
Units Outstanding	55,311	19,137	37,245	19,557	2,365
(3) Accumulation Unit Value	$172.248875	$19.484028	$40.398542	$15.005573	$14.744385
Units Outstanding	58	69	138	103	12
(4) Accumulation Unit Value	$172.248875	$19.484028	$40.398542	$15.005573	$14.744385
Units Outstanding	38	128	151	59	26

6	The Accompanying Notes are an Integral Part of the Financial Statements.

Northwestern Mutual Variable Life Account

Statements of Assets and Liabilities

December 31, 2013

(in thousands, except accumulation unit values)

	Russell Multi-Style Equity Division	Russell Aggressive Equity Division	Russell Non-U.S. Division	Russell Core Bond Division	Russell Global Real Estate Securities Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$-	$-	$-	$-	$-
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	201,587	109,413	134,164	86,007	157,269
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	1	-	-	2	2

Total Assets	201,588	109,413	134,164	86,009	157,271

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	156	3	-	-

Total Liabilities	-	156	3	-	-

Total Net Assets	$201,588	$109,257	$134,161	$86,009	$157,271

Net Assets:
Variable Life Policies Issued:
Before October 11, 1995
Policyowners’ Equity	$8,879	$6,860	$8,080	$5,100	$9,706
Northwestern Mutual Equity	118	84	118	108	130
Variable CompLife Policies Issued Between October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	166,711	91,598	108,370	61,639	131,443
Northwestern Mutual Equity	5,421	2,905	3,483	1,973	4,284
Variable Executive Life Policies Issued Between March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	12,566	3,855	7,794	13,433	5,970
Variable Joint Life Policies Issued Between December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	7,893	3,955	6,316	3,756	5,738

Total Net Assets	$201,588	$109,257	$134,161	$86,009	$157,271

(1) Investments, at cost	$140,952	$83,587	$123,975	$85,329	$158,920
Mutual Fund Shares Held	10,694	6,482	10,890	8,215	10,713
(2) Accumulation Unit Value	$1.457823	$2.347887	$1.717753	$2.076847	$3.666253
Units Outstanding	118,078	40,251	65,118	30,629	37,021
(3) Accumulation Unit Value	$16.178812	$26.724835	$18.624500	$22.077570	$38.920595
Units Outstanding	777	144	419	608	153
(4) Accumulation Unit Value	$16.178812	$26.724835	$18.624500	$22.077570	$38.920595
Units Outstanding	488	148	339	170	147

The Accompanying Notes are an Integral Part of the Financial Statements.	7

Northwestern Mutual Variable Life Account

Statements of Assets and Liabilities

December 31, 2013

(in thousands, except accumulation unit values)

	Russell LifePoints Moderate Strategy Division	Russell LifePoints Balanced Strategy Division	Russell LifePoints Growth Strategy Division	Russell LifePoints Equity Growth Strategy Division	Credit Suisse Trust Commodity Return Strategy Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$-	$-	$-	$-	$-
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	2,150	14,724	16,736	8,224	-
Credit Suisse Trust	-	-	-	-	15,560
Due from Northwestern Mutual Life Insurance Company	1	2	-	-	5

Total Assets	2,151	14,726	16,736	8,224	15,565

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-

Total Liabilities	-	-	-	-	-

Total Net Assets	$2,151	$14,726	$16,736	$8,224	$15,565

Net Assets:
Variable Life Policies Issued:
Before October 11, 1995
Policyowners’ Equity	$345	$2,370	$2,601	$750	$536
Northwestern Mutual Equity	3	36	39	11	9
Variable CompLife Policies Issued Between October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	1,644	11,206	13,584	6,608	12,916
Northwestern Mutual Equity	59	402	450	198	402
Variable Executive Life Policies Issued Between March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	77	41	42	-	1,164
Variable Joint Life Policies Issued Between December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	23	671	20	657	538

Total Net Assets	$2,151	$14,726	$16,736	$8,224	$15,565

(1) Investments, at cost	$2,108	$13,474	$14,642	$7,020	$15,301
Mutual Fund Shares Held	207	1,410	1,636	857	2,474
(2) Accumulation Unit Value	$1.129701	$1.173673	$1.195791	$1.221337	$7.724122
Units Outstanding	1,508	9,890	11,736	5,572	1,723
(3) Accumulation Unit Value	$13.568584	$13.255096	$12.591524	$11.740704	$7.085099
Units Outstanding	6	3	3	-	164
(4) Accumulation Unit Value	$13.568584	$13.255096	$12.591524	$11.740704	$7.085099
Units Outstanding	2	51	2	56	76

8	The Accompanying Notes are an Integral Part of the Financial Statements.

Northwestern Mutual Variable Life Account

Statements of Operations

For the Year Ended December 31, 2013

(in thousands)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Large Cap Blend Division	Index 500 Stock Division

Income:
Dividend income	$2,172	$497	$2,473	$51	$16,436
Expenses:
Mortality and expense risk charges	1,397	434	933	22	3,907
Taxes	14	4	12	-	66

Total Expenses	1,411	438	945	22	3,973
Less waived fees	-	-	-	-	-

Net Expenses	1,411	438	945	22	3,973

Net investment income (loss)	761	59	1,528	29	12,463

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	4,234	2,826	1,581	212	5,029
Realized gain distributions	22,649	-	-	217	18,279

Realized gains (losses)	26,883	2,826	1,581	429	23,308

Change in unrealized appreciation/ depreciation of investments during the period	69,866	23,435	49,353	829	208,382

Net increase (decrease) in net assets resulting from operations	$97,510	$26,320	$52,462	$1,287	$244,153

	Large Company Value Division	Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division	Index 400 Stock Division

Income:
Dividend income	$105	$2,616	$1,451	$1,282	$2,669
Expenses:
Mortality and expense risk charges	26	656	446	1,843	1,064
Taxes	-	7	4	30	6

Total Expenses	26	663	450	1,873	1,070
Less waived fees	-	-	-	-	-

Net Expenses	26	663	450	1,873	1,070

Net investment income (loss)	79	1,953	1,001	(591)	1,599

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	374	(43)	674	2,062	4,896
Realized gain distributions	119	-	-	16,370	8,618

Realized gains (losses)	493	(43)	674	18,432	13,514

Change in unrealized appreciation/ depreciation of investments during the period	870	42,071	25,112	73,842	54,212

Net increase (decrease) in net assets resulting from operations	$1,442	$43,981	$26,787	$91,683	$69,325

The Accompanying Notes are an Integral Part of the Financial Statements.	9

Northwestern Mutual Variable Life Account

Statements of Operations

For the Year Ended December 31, 2013

(in thousands)

	Mid Cap Value Division	Small Cap Growth Stock Division	Index 600 Stock Division	Small Cap Value Division	International Growth Division

Income:
Dividend income	$444	$1,047	$488	$1,891	$1,259
Expenses:
Mortality and expense risk charges	195	915	47	699	372
Taxes	2	5	1	6	2

Total Expenses	197	920	48	705	374
Less waived fees	-	-	-	-	-

Net Expenses	197	920	48	705	374

Net investment income (loss)	247	127	440	1,186	885

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	92	4,094	433	3,740	(650)
Realized gain distributions	257	-	507	767	-

Realized gains (losses)	349	4,094	940	4,507	(650)

Change in unrealized appreciation/depreciation of investments during the period	11,079	64,636	2,223	38,712	15,636

Net increase (decrease) in net assets resulting from operations	$11,675	$68,857	$3,603	$44,405	$15,871

	Research International Core Division	International Equity Division	Emerging Markets Equity Division	Money Market Division	Short-Term Bond Division

Income:
Dividend income	$20	$11,842	$191	$166	$15
Expenses:
Mortality and expense risk charges	63	2,319	104	631	36
Taxes	1	33	1	6	-

Total Expenses	64	2,352	105	637	36
Less waived fees	-	-	-	-	-

Net Expenses	64	2,352	105	637	36

Net investment income (loss)	(44)	9,490	86	(471)	(21)

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	236	5,037	359	-	1
Realized gain distributions	-	140	48	-	-

Realized gains (losses)	236	5,177	407	-	1

Change in unrealized appreciation/depreciation of investments during the period	2,435	88,525	(1,882)	-	39

Net increase (decrease) in net assets resulting from operations	$2,627	$103,192	$(1,389)	$(471)	$19

10	The Accompanying Notes are an Integral Part of the Financial Statements.

Northwestern Mutual Variable Life Account

Statements of Operations

For the Year Ended December 31, 2013

(in thousands)

	Select Bond Division	Long-Term U.S. Government Bond Division	Inflation Protection Division	High Yield Bond Division	Multi-Sector Bond Division

Income:
Dividend income	$5,830	$1	$108	$5,925	$776
Expenses:
Mortality and expense risk charges	988	29	39	446	93
Taxes	12	-	-	4	1

Total Expenses	1,000	29	39	450	94
Less waived fees	-	-	-	-	-

Net Expenses	1,000	29	39	450	94

Net investment income (loss)	4,830	(28)	69	5,475	682

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,764	(731)	(114)	1,291	262
Realized gain distributions	3,987	13	193	-	168

Realized gains (losses)	5,751	(718)	79	1,291	430

Change in unrealized appreciation/ depreciation of investments during the period	(17,205)	(211)	(1,087)	(1,181)	(1,610)

Net increase (decrease) in net assets resulting from operations	$(6,624)	$(957)	$(939)	$5,585	$(498)

	Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division	Neuberger Berman AMT Socially Responsive Division

Income:
Dividend income	$11,660	$1,397	$415	$240	$25
Expenses:
Mortality and expense risk charges	1,545	177	620	110	12
Taxes	79	3	7	1	-

Total Expenses	1,624	180	627	111	12
Less waived fees	-	-	-	-	-

Net Expenses	1,624	180	627	111	12

Net investment income (loss)	10,036	1,217	(212)	129	13

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(2,049)	98	119	870	150
Realized gain distributions	13,968	-	19,808	8	-

Realized gains (losses)	11,919	98	19,927	878	150

Change in unrealized appreciation/ depreciation of investments during the period	15,646	4,990	24,808	5,939	738

Net increase (decrease) in net assets resulting from operations	$37,601	$6,305	$44,523	$6,946	$901

The Accompanying Notes are an Integral Part of the Financial Statements.	11

Northwestern Mutual Variable Life Account

Statements of Operations

For the Year Ended December 31, 2013

(in thousands)

	Russell Multi-Style Equity Division	Russell Aggressive Equity Division	Russell Non-U.S. Division	Russell Core Bond Division	Russell Global Real Estate Securities Division

Income:
Dividend income	$2,198	$407	$2,431	$1,298	$6,345
Expenses:
Mortality and expense risk charges	735	394	491	327	669
Taxes	4	3	4	3	5

Total Expenses	739	397	495	330	674
Less waived fees	-	-	-	-	-

Net Expenses	739	397	495	330	674

Net investment income (loss)	1,459	10	1,936	968	5,671

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	5,872	1,218	306	1,094	(84)
Realized gain distributions	10,391	7,556	-	281	6,227

Realized gains (losses)	16,263	8,774	306	1,375	6,143

Change in unrealized appreciation/ depreciation of investments during the period	32,859	22,279	21,730	(3,998)	(6,967)

Net increase (decrease) in net assets resulting from operations	$50,581	$31,063	$23,972	$(1,655)	$4,847

	Russell LifePoints Moderate Strategy Division	Russell LifePoints Balanced Strategy Division	Russell LifePoints Growth Strategy Division	Russell LifePoints Equity Growth Strategy Division	Credit Suisse Trust Commodity Return Strategy Division (4)

Income:
Dividend income	$36	$283	$336	$182	$-
Expenses:
Mortality and expense risk charges	9	56	63	29	8
Taxes	-	1	1	-	-

Total Expenses	9	57	64	29	8
Less waived fees	-	-	-	-	(2)

Net Expenses	9	57	64	29	6

Net investment income (loss)	27	226	272	153	(6)

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	51	362	320	120	1
Realized gain distributions	41	103	-	-	-

Realized gains (losses)	92	465	320	120	1

Change in unrealized appreciation/ depreciation of investments during the period	9	706	1,551	954	259

Net increase (decrease) in net assets resulting from operations	$128	$1,397	$2,143	$1,227	$254

(4) Division commenced operations on November 15, 2013.

12	The Accompanying Notes are an Integral Part of the Financial Statements.

Northwestern Mutual Variable Life Account

Statements of Changes in Net Assets

(in thousands)

	Growth Stock Division		Focused Appreciation Division
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations:
Net investment income (loss)	$761	$372	$59	$(141)
Net realized gains (losses)	26,883	2,428	2,826	2,462
Net change in unrealized appreciation/depreciation	69,866	30,637	23,435	14,195

Net increase (decrease) in net assets resulting from operations	97,510	33,437	26,320	16,516

Policy Transactions:
Policyowners’ net payments	17,907	19,641	6,168	6,448
Policy loans, surrenders and death benefits	(20,110)	(23,795)	(6,020)	(7,950)
Mortality and other (net)	(7,299)	(7,517)	(2,289)	(2,450)
Transfers from other divisions	18,642	17,447	11,303	13,134
Transfers to other divisions	(23,073)	(23,930)	(15,183)	(15,549)

Net increase (decrease) in net assets resulting from policy transactions	(13,933)	(18,154)	(6,021)	(6,367)

Net increase (decrease) in net assets	83,577	15,283	20,299	10,149

Net Assets:
Beginning of period	284,588	269,305	96,087	85,938

End of period	$368,165	$284,588	$116,386	$96,087

Units issued during the period	9,982	11,669	5,521	6,960
Units redeemed during the period	(13,965)	(16,722)	(7,158)	(9,268)

Net units issued (redeemed) during period	(3,983)	(5,053)	(1,637)	(2,308)

	Large Cap Core Stock Division		Large Cap Blend Division
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations:
Net investment income (loss)	$1,528	$1,474	$29	$18
Net realized gains (losses)	1,581	119	429	265
Net change in unrealized appreciation/depreciation	49,353	18,456	829	53

Net increase (decrease) in net assets resulting from operations	52,462	20,049	1,287	336

Policy Transactions:
Policyowners’ net payments	12,566	13,425	213	168
Policy loans, surrenders and death benefits	(14,423)	(16,361)	(178)	(52)
Mortality and other (net)	(5,144)	(5,195)	(92)	(19)
Transfers from other divisions	9,870	13,014	2,754	2,322
Transfers to other divisions	(13,352)	(15,634)	(1,442)	(2,253)

Net increase (decrease) in net assets resulting from policy transactions	(10,483)	(10,751)	1,255	166

Net increase (decrease) in net assets	41,979	9,298	2,542	502

Net Assets:
Beginning of period	191,903	182,605	3,615	3,113

End of period	$233,882	$191,903	$6,157	$3,615

Units issued during the period	7,972	9,995	1,532	2,053
Units redeemed during the period	(11,575)	(13,292)	(680)	(2,232)

Net units issued (redeemed) during period	(3,603)	(3,297)	852	(179)

The Accompanying Notes are an Integral Part of the Financial Statements.	13

Northwestern Mutual Variable Life Account

Statements of Changes in Net Assets

(in thousands)

	Index 500 Stock Division		Large Company Value Division
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations:
Net investment income (loss)	$12,463	$10,316	$79	$42
Net realized gains (losses)	23,308	12,887	493	310
Net change in unrealized appreciation/depreciation	208,382	84,509	870	(48)

Net increase (decrease) in net assets resulting from operations	244,153	107,712	1,442	304

Policy Transactions:
Policyowners’ net payments	46,553	48,384	122	182
Policy loans, surrenders and death benefits	(56,088)	(57,081)	(218)	108
Mortality and other (net)	(19,846)	(19,423)	(98)	(17)
Transfers from other divisions	84,237	59,917	4,785	2,708
Transfers to other divisions	(75,741)	(67,775)	(1,560)	(2,766)

Net increase (decrease) in net assets resulting from policy transactions	(20,885)	(35,978)	3,031	215

Net increase (decrease) in net assets	223,268	71,734	4,473	519

Net Assets:
Beginning of period	785,534	713,800	3,112	2,593

End of period	$1,008,802	$785,534	$7,585	$3,112

Units issued during the period	25,004	28,184	3,218	2,085
Units redeemed during the period	(29,019)	(34,908)	(1,274)	(2,407)

Net units issued (redeemed) during period	(4,015)	(6,724)	1,944	(322)

	Domestic Equity Division		Equity Income Division
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations:
Net investment income (loss)	$1,953	$2,326	$1,001	$951
Net realized gains (losses)	(43)	(3,094)	674	(850)
Net change in unrealized appreciation/depreciation	42,071	18,183	25,112	12,820

Net increase (decrease) in net assets resulting from operations	43,981	17,415	26,787	12,921

Policy Transactions:
Policyowners’ net payments	8,611	9,596	5,510	5,151
Policy loans, surrenders and death benefits	(8,618)	(9,944)	(4,783)	(5,788)
Mortality and other (net)	(3,511)	(3,419)	(2,324)	(2,085)
Transfers from other divisions	10,450	9,421	28,760	22,379
Transfers to other divisions	(13,084)	(19,571)	(26,171)	(19,131)

Net increase (decrease) in net assets resulting from policy transactions	(6,152)	(13,917)	992	526

Net increase (decrease) in net assets	37,829	3,498	27,779	13,447

Net Assets:
Beginning of period	134,628	131,130	90,300	76,853

End of period	$172,457	$134,628	$118,079	$90,300

Units issued during the period	10,133	11,427	8,784	10,303
Units redeemed during the period	(12,440)	(20,151)	(8,263)	(9,917)

Net units issued (redeemed) during period	(2,307)	(8,724)	521	386

14	The Accompanying Notes are an Integral Part of the Financial Statements.

Northwestern Mutual Variable Life Account

Statements of Changes in Net Assets

(in thousands)

	Mid Cap Growth Stock Division		Index 400 Stock Division
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations:
Net investment income (loss)	$(591)	$(1,250)	$1,599	$1,019
Net realized gains (losses)	18,432	(2,650)	13,514	15,432
Net change in unrealized appreciation/depreciation	73,842	44,477	54,212	16,161

Net increase (decrease) in net assets resulting from operations	91,683	40,577	69,325	32,612

Policy Transactions:
Policyowners’ net payments	22,196	24,276	10,729	11,950
Policy loans, surrenders and death benefits	(27,277)	(31,077)	(13,987)	(18,503)
Mortality and other (net)	(9,230)	(9,553)	(4,925)	(4,793)
Transfers from other divisions	19,133	11,029	39,075	24,530
Transfers to other divisions	(22,182)	(19,151)	(34,548)	(27,687)

Net increase (decrease) in net assets resulting from policy transactions	(17,360)	(24,476)	(3,656)	(14,503)

Net increase (decrease) in net assets	74,323	16,101	65,669	18,109

Net Assets:
Beginning of period	374,598	358,497	213,744	195,635

End of period	$448,921	$374,598	$279,413	$213,744

Units issued during the period	11,187	12,303	9,937	9,747
Units redeemed during the period	(15,991)	(20,061)	(10,904)	(14,981)

Net units issued (redeemed) during period	(4,804)	(7,758)	(967)	(5,234)

	Mid Cap Value Division		Small Cap Growth Stock Division
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations:
Net investment income (loss)	$247	$356	$127	$(820)
Net realized gains (losses)	349	(764)	4,094	2,533
Net change in unrealized appreciation/depreciation	11,079	6,183	64,636	14,651

Net increase (decrease) in net assets resulting from operations	11,675	5,775	68,857	16,364

Policy Transactions:
Policyowners’ net payments	2,710	2,788	12,154	12,935
Policy loans, surrenders and death benefits	(2,883)	(4,949)	(12,997)	(15,686)
Mortality and other (net)	(1,022)	(1,057)	(4,569)	(4,652)
Transfers from other divisions	7,488	10,431	17,758	14,520
Transfers to other divisions	(5,963)	(10,991)	(19,635)	(22,037)

Net increase (decrease) in net assets resulting from policy transactions	330	(3,778)	(7,289)	(14,920)

Net increase (decrease) in net assets	12,005	1,997	61,568	1,444

Net Assets:
Beginning of period	39,331	37,334	185,068	183,624

End of period	$51,336	$39,331	$246,636	$185,068

Units issued during the period	3,228	3,749	8,260	9,232
Units redeemed during the period	(3,212)	(5,002)	(10,665)	(14,640)

Net units issued (redeemed) during period	16	(1,253)	(2,405)	(5,408)

The Accompanying Notes are an Integral Part of the Financial Statements.	15

Northwestern Mutual Variable Life Account

Statements of Changes in Net Assets

(in thousands)

	Index 600 Stock Division		Small Cap Value Division
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations:
Net investment income (loss)	$440	$129	$1,186	$(78)
Net realized gains (losses)	940	261	4,507	5,232
Net change in unrealized appreciation/depreciation	2,223	121	38,712	15,350

Net increase (decrease) in net assets resulting from operations	3,603	511	44,405	20,504

Policy Transactions:
Policyowners’ net payments	585	329	8,638	8,877
Policy loans, surrenders and death benefits	(410)	(147)	(8,717)	(10,350)
Mortality and other (net)	(208)	(100)	(3,495)	(3,432)
Transfers from other divisions	11,460	6,537	16,147	12,209
Transfers to other divisions	(4,417)	(2,643)	(16,164)	(18,815)

Net increase (decrease) in net assets resulting from policy transactions	7,010	3,976	(3,591)	(11,511)

Net increase (decrease) in net assets	10,613	4,487	40,814	8,993

Net Assets:
Beginning of period	6,206	1,719	143,973	134,980

End of period	$16,819	$6,206	$184,787	$143,973

Units issued during the period	6,483	4,990	7,449	7,572
Units redeemed during the period	(2,020)	(1,464)	(8,471)	(11,861)

Net units issued (redeemed) during period	4,463	3,526	(1,022)	(4,289)

	International Growth Division		Research International Core Division
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations:
Net investment income (loss)	$885	$723	$(44)	$119
Net realized gains (losses)	(650)	(3,011)	236	(34)
Net change in unrealized appreciation/depreciation	15,636	15,053	2,435	1,117

Net increase (decrease) in net assets resulting from operations	15,871	12,765	2,627	1,202

Policy Transactions:
Policyowners’ net payments	6,264	6,960	874	383
Policy loans, surrenders and death benefits	(5,244)	(6,421)	(196)	(387)
Mortality and other (net)	(1,942)	(1,975)	(316)	(171)
Transfers from other divisions	15,020	11,369	8,888	11,221
Transfers to other divisions	(14,779)	(15,997)	(4,941)	(3,703)

Net increase (decrease) in net assets resulting from policy transactions	(681)	(6,064)	4,309	7,343

Net increase (decrease) in net assets	15,190	6,701	6,936	8,545

Net Assets:
Beginning of period	82,841	76,140	12,233	3,688

End of period	$98,031	$82,841	$19,169	$12,233

Units issued during the period	7,831	8,966	6,065	9,163
Units redeemed during the period	(7,964)	(12,568)	(2,347)	(2,334)

Net units issued (redeemed) during period	(133)	(3,602)	3,718	6,829

16	The Accompanying Notes are an Integral Part of the Financial Statements.

Northwestern Mutual Variable Life Account

Statements of Changes in Net Assets

(in thousands)

	International Equity Division		Emerging Markets Equity Division
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations:
Net investment income (loss)	$9,490	$10,077	$86	$(41)
Net realized gains (losses)	5,177	1,918	407	(51)
Net change in unrealized appreciation/depreciation	88,525	77,414	(1,882)	2,264

Net increase (decrease) in net assets resulting from operations	103,192	89,409	(1,389)	2,172

Policy Transactions:
Policyowners’ net payments	29,876	32,343	2,064	950
Policy loans, surrenders and death benefits	(32,280)	(37,666)	(1,883)	(733)
Mortality and other (net)	(11,521)	(11,103)	(470)	(309)
Transfers from other divisions	55,104	50,411	19,420	18,438
Transfers to other divisions	(55,596)	(57,673)	(8,757)	(6,547)

Net increase (decrease) in net assets resulting from policy transactions	(14,417)	(23,688)	10,374	11,799

Net increase (decrease) in net assets	88,775	65,721	8,985	13,971

Net Assets:
Beginning of period	504,481	438,760	21,469	7,498

End of period	$593,256	$504,481	$30,454	$21,469

Units issued during the period	24,658	30,666	17,287	16,977
Units redeemed during the period	(28,508)	(38,362)	(7,400)	(5,832)

Net units issued (redeemed) during period	(3,850)	(7,696)	9,887	11,145

	Money Market Division		Short-Term Bond Division
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31,2012

Operations:
Net investment income (loss)	$(471)	$(407)	$(21)	$62
Net realized gains (losses)	-	-	1	(10)
Net change in unrealized appreciation/depreciation	-	-	39	34

Net increase (decrease) in net assets resulting from operations	(471)	(407)	19	86

Policy Transactions:
Policyowners’ net payments	64,763	70,588	371	156
Policy loans, surrenders and death benefits	(27,725)	(46,227)	(715)	(1,471)
Mortality and other (net)	(5,466)	(5,835)	(187)	(110)
Transfers from other divisions	137,550	121,247	7,512	6,676
Transfers to other divisions	(168,425)	(136,334)	(3,378)	(2,058)

Net increase (decrease) in net assets resulting from policy transactions	697	3,439	3,603	3,193

Net increase (decrease) in net assets	226	3,032	3,622	3,279

Net Assets:
Beginning of period	169,940	166,908	6,960	3,681

End of period	$170,166	$169,940	$10,582	$6,960

Units issued during the period	82,988	91,022	6,713	6,193
Units redeemed during the period	(85,306)	(91,873)	(3,532)	(3,457)

Net units issued (redeemed) during period	(2,318)	(851)	3,181	2,736

The Accompanying Notes are an Integral Part of the Financial Statements.	17

Northwestern Mutual Variable Life Account

Statements of Changes in Net Assets

(in thousands)

	Select Bond Division		Long-Term U.S. Government Bond Division
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations:
Net investment income (loss)	$4,830	$5,954	$(28)	$113
Net realized gains (losses)	5,751	7,440	(718)	104
Net change in unrealized appreciation/depreciation	(17,205)	(1,974)	(211)	(58)

Net increase (decrease) in net assets resulting from operations	(6,624)	11,420	(957)	159

Policy Transactions:
Policyowners’ net payments	14,540	11,986	410	232
Policy loans, surrenders and death benefits	(15,249)	(18,396)	(444)	(561)
Mortality and other (net)	(5,078)	(6,114)	(135)	(163)
Transfers from other divisions	104,940	94,839	3,693	8,647
Transfers to other divisions	(115,861)	(77,079)	(5,624)	(7,157)

Net increase (decrease) in net assets resulting from policy transactions	(16,708)	5,236	(2,100)	998

Net increase (decrease) in net assets	(23,332)	16,656	(3,057)	1,157

Net Assets:
Beginning of period	268,074	251,418	7,933	6,776

End of period	$244,742	$268,074	$4,876	$7,933

Units issued during the period	13,625	18,767	3,165	5,621
Units redeemed during the period	(19,051)	(16,896)	(3,839)	(4,507)

Net units issued (redeemed) during period	(5,426)	1,871	(674)	1,114

	Inflation Protection Division		High Yield Bond Division
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations:
Net investment income (loss)	$69	$188	$5,475	$5,980
Net realized gains (losses)	79	165	1,291	593
Net change in unrealized appreciation/depreciation	(1,087)	128	(1,181)	6,185

Net increase (decrease) in net assets resulting from operations	(939)	481	5,585	12,758

Policy Transactions:
Policyowners’ net payments	362	270	5,387	5,142
Policy loans, surrenders and death benefits	(581)	(601)	(6,064)	(6,662)
Mortality and other (net)	(203)	(164)	(2,185)	(2,426)
Transfers from other divisions	6,912	10,330	17,601	19,716
Transfers to other divisions	(7,633)	(4,461)	(19,556)	(16,986)

Net increase (decrease) in net assets resulting from policy transactions	(1,143)	5,374	(4,817)	(1,216)

Net increase (decrease) in net assets	(2,082)	5,855	768	11,542

Net Assets:
Beginning of period	10,670	4,815	106,270	94,728

End of period	$8,588	$10,670	$107,038	$106,270

Units issued during the period	3,546	6,376	4,777	5,763
Units redeemed during the period	(4,629)	(2,237)	(5,884)	(6,106)

Net units issued (redeemed) during period	(1,083)	4,139	(1,107)	(343)

18	The Accompanying Notes are an Integral Part of the Financial Statements.

Northwestern Mutual Variable Life Account

Statements of Changes in Net Assets

(in thousands)

	Multi-Sector Bond Division		Balanced Division
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations:
Net investment income (loss)	$682	$7	$10,036	$2,307
Net realized gains (losses)	430	90	11,919	(4,873)
Net change in unrealized appreciation/depreciation	(1,610)	1,414	15,646	31,524

Net increase (decrease) in net assets resulting from operations	(498)	1,511	37,601	28,958

Policy Transactions:
Policyowners’ net payments	1,197	677	16,344	17,602
Policy loans, surrenders and death benefits	(1,082)	(681)	(23,536)	(24,948)
Mortality and other (net)	(443)	(272)	(8,291)	(8,578)
Transfers from other divisions	11,363	15,795	56,503	31,553
Transfers to other divisions	(7,491)	(3,008)	(55,676)	(32,331)

Net increase (decrease) in net assets resulting from policy transactions	3,544	12,511	(14,656)	(16,702)

Net increase (decrease) in net assets	3,046	14,022	22,945	12,256

Net Assets:
Beginning of period	18,872	4,850	331,081	318,825

End of period	$21,918	$18,872	$354,026	$331,081

Units issued during the period	10,007	13,147	7,120	8,265
Units redeemed during the period	(7,378)	(2,600)	(9,043)	(12,391)

Net units issued (redeemed) during period	2,629	10,547	(1,923)	(4,126)

	Asset Allocation Division		Fidelity VIP Mid Cap Division
	Year Ended December 31,2013	Year Ended December 31,2012	Year Ended December 31,2013	Year Ended December 31, 2012

Operations:
Net investment income (loss)	$1,217	$(79)	$(212)	$(47)
Net realized gains (losses)	98	(614)	19,927	10,307
Net change in unrealized appreciation/depreciation	4,990	4,672	24,808	6,397

Net increase (decrease) in net assets resulting from operations	6,305	3,979	44,523	16,657

Policy Transactions:
Policyowners’ net payments	2,050	2,729	8,242	9,071
Policy loans, surrenders and death benefits	(2,883)	(3,576)	(7,592)	(10,160)
Mortality and other (net)	(998)	(1,098)	(3,211)	(3,221)
Transfers from other divisions	2,953	2,761	18,005	19,297
Transfers to other divisions	(2,166)	(4,799)	(18,902)	(24,194)

Net increase (decrease) in net assets resulting from policy transactions	(1,044)	(3,983)	(3,458)	(9,207)

Net increase (decrease) in net assets	5,261	(4)	41,065	7,450

Net Assets:
Beginning of period	39,573	39,577	128,384	120,934

End of period	$44,834	$39,573	$169,449	$128,384

Units issued during the period	3,078	3,258	5,829	6,664
Units redeemed during the period	(3,864)	(5,579)	(6,607)	(9,008)

Net units issued (redeemed) during period	(786)	(2,321)	(778)	(2,344)

The Accompanying Notes are an Integral Part of the Financial Statements.	19

Northwestern Mutual Variable Life Account

Statements of Changes in Net Assets

(in thousands)

	Fidelity VIP Contrafund Division		Neuberger Berman AMT Socially Responsive Division
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations:
Net investment income (loss)	$129	$163	$13	$(2)
Net realized gains (losses)	878	42	150	25
Net change in unrealized appreciation/depreciation	5,939	1,292	738	89

Net increase (decrease) in net assets resulting from operations	6,946	1,497	901	112

Policy Transactions:
Policyowners’ net payments	1,438	881	145	114
Policy loans, surrenders and death benefits	(805)	(305)	(264)	(96)
Mortality and other (net)	(464)	(295)	(58)	(30)
Transfers from other divisions	13,079	16,799	3,541	1,551
Transfers to other divisions	(8,883)	(4,873)	(1,300)	(656)

Net increase (decrease) in net assets resulting from policy transactions	4,365	12,207	2,064	883

Net increase (decrease) in net assets	11,311	13,704	2,965	995

Net Assets:
Beginning of period	20,234	6,530	1,683	688

End of period	$31,545	$20,234	$4,648	$1,683

Units issued during the period	7,574	12,918	1,645	1,107
Units redeemed during the period	(4,208)	(2,487)	(483)	(472)

Net units issued (redeemed) during period	3,366	10,431	1,162	635

	Russell Multi-Style Equity Division		Russell Aggressive Equity Division
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations:
Net investment income (loss)	$1,459	$1,180	$10	$525
Net realized gains (losses)	16,263	7,889	8,774	(750)
Net change in unrealized appreciation/depreciation	32,859	14,317	22,279	11,819

Net increase (decrease) in net assets resulting from operations	50,581	23,386	31,063	11,594

Policy Transactions:
Policyowners’ net payments	9,168	10,276	4,980	5,446
Policy loans, surrenders and death benefits	(12,936)	(16,258)	(6,040)	(6,655)
Mortality and other (net)	(3,942)	(4,068)	(2,093)	(2,051)
Transfers from other divisions	8,571	9,464	8,683	4,744
Transfers to other divisions	(11,935)	(18,642)	(8,074)	(10,225)

Net increase (decrease) in net assets resulting from policy transactions	(11,074)	(19,228)	(2,544)	(8,741)

Net increase (decrease) in net assets	39,507	4,158	28,519	2,853

Net Assets:
Beginning of period	162,081	157,923	80,738	77,885

End of period	$201,588	$162,081	$109,257	$80,738

Units issued during the period	12,565	16,127	5,419	5,358
Units redeemed during the period	(19,240)	(29,592)	(6,849)	(9,929)

Net units issued (redeemed) during period	(6,675)	(13,465)	(1,430)	(4,571)

20	The Accompanying Notes are an Integral Part of the Financial Statements.

Northwestern Mutual Variable Life Account

Statements of Changes in Net Assets

(in thousands)

	Russell Non-U.S. Division		Russell Core Bond Division
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations:
Net investment income (loss)	$1,936	$1,514	$968	$1,945
Net realized gains (losses)	306	(1,834)	1,375	3,636
Net change in unrealized appreciation/depreciation	21,730	20,094	(3,998)	1,968

Net increase (decrease) in net assets resulting from operations	23,972	19,774	(1,655)	7,549

Policy Transactions:
Policyowners’ net payments	7,255	7,944	4,661	4,301
Policy loans, surrenders and death benefits	(8,105)	(9,121)	(8,529)	(9,603)
Mortality and other (net)	(2,626)	(2,645)	(1,898)	(2,340)
Transfers from other divisions	9,902	9,282	20,129	24,930
Transfers to other divisions	(11,904)	(16,617)	(26,632)	(21,824)

Net increase (decrease) in net assets resulting from policy transactions	(5,478)	(11,157)	(12,269)	(4,536)

Net increase (decrease) in net assets	18,494	8,617	(13,924)	3,013

Net Assets:
Beginning of period	115,667	107,050	99,933	96,920

End of period	$134,161	$115,667	$86,009	$99,933

Units issued during the period	8,807	10,327	6,210	8,333
Units redeemed during the period	(11,348)	(16,909)	(9,484)	(8,565)

Net units issued (redeemed) during period	(2,541)	(6,582)	(3,274)	(232)

	Russell Global Real Estate Securities Division		Russell LifePoints Moderate Strategy Division
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations:
Net investment income (loss)	$5,671	$6,489	$27	$42
Net realized gains (losses)	6,143	(943)	92	29
Net change in unrealized appreciation/depreciation	(6,967)	27,649	9	37

Net increase (decrease) in net assets resulting from operations	4,847	33,195	128	108

Policy Transactions:
Policyowners’ net payments	9,046	9,304	78	79
Policy loans, surrenders and death benefits	(9,485)	(11,957)	(13)	161
Mortality and other (net)	(3,214)	(3,496)	(35)	(26)
Transfers from other divisions	26,695	19,582	1,188	2,126
Transfers to other divisions	(23,189)	(18,918)	(1,334)	(641)

Net increase (decrease) in net assets resulting from policy transactions	(147)	(5,485)	(116)	1,699

Net increase (decrease) in net assets	4,700	27,710	12	1,807

Net Assets:
Beginning of period	152,571	124,861	2,139	332

End of period	$157,271	$152,571	$2,151	$2,139

Units issued during the period	6,665	6,642	868	1,644
Units redeemed during the period	(6,714)	(8,071)	(857)	(459)

Net units issued (redeemed) during period	(49)	(1,429)	11	1,185

The Accompanying Notes are an Integral Part of the Financial Statements.	21

Northwestern Mutual Variable Life Account

Statements of Changes in Net Assets

(in thousands)

	Russell LifePoints Balanced Strategy Division		Russell LifePoints Growth Strategy Division
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations:
Net investment income (loss)	$226	$162	$272	$140
Net realized gains (losses)	465	61	320	35
Net change in unrealized appreciation/depreciation	706	532	1,551	606

Net increase (decrease) in net assets resulting from operations	1,397	755	2,143	781

Policy Transactions:
Policyowners’ net payments	487	394	784	260
Policy loans, surrenders and death benefits	(1,053)	(154)	(1,411)	(309)
Mortality and other (net)	(257)	(156)	(350)	(165)
Transfers from other divisions	6,035	5,895	5,316	8,049
Transfers to other divisions	(1,556)	(1,143)	(1,091)	(305)

Net increase (decrease) in net assets resulting from policy transactions	3,656	4,836	3,248	7,530

Net increase (decrease) in net assets	5,053	5,591	5,391	8,311

Net Assets:
Beginning of period	9,673	4,082	11,345	3,034

End of period	$14,726	$9,673	$16,736	$11,345

Units issued during the period	4,776	4,953	4,260	8,263
Units redeemed during the period	(1,999)	(1,082)	(1,823)	(891)

Net units issued (redeemed) during period	2,777	3,871	2,437	7,372

	Russell LifePoints Equity Growth Strategy Division		Credit Suisse Trust Commodity Return Strategy Division
	Year Ended December 31, 2013	Year Ended December 31, 2012	Period November 15 to December 31, 2013

Operations:
Net investment income (loss)	$153	$61	$(6)
Net realized gains (losses)	120	79	1
Net change in unrealized appreciation/depreciation	954	265	259

Net increase (decrease) in net assets resulting from operations	1,227	405	254

Policy Transactions:
Policyowners’ net payments	439	355	146
Policy loans, surrenders and death benefits	235	(510)	21
Mortality and other (net)	(133)	(90)	(33)
Transfers from other divisions	1,755	4,123	15,625
Transfers to other divisions	(670)	(365)	(448)

Net increase (decrease) in net assets resulting from policy transactions	1,626	3,513	15,311

Net increase (decrease) in net assets	2,853	3,918	15,565

Net Assets:
Beginning of period	5,371	1,453	-

End of period	$8,224	$5,371	$15,565

Units issued during the period	2,161	3,870	2,038
Units redeemed during the period	(746)	(788)	(75)

Net units issued (redeemed) during period	1,415	3,082	1,963

22	The Accompanying Notes are an Integral Part of the Financial Statements.

Northwestern Mutual Variable Life Account

Notes to Financial Statements

December 31, 2013

1.	Organization

Northwestern Mutual Variable Life Account (“the Account”) is registered as a unit investment trust under the Investment Company Act of 1940 and is a segregated asset account of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”) used to fund variable life insurance policies (“the Policies”).

All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc., Fidelity Variable Insurance Products, Neuberger Berman Advisers Management Trust, the Russell Investment Funds and Credit Suisse Trust (collectively known as “the Funds”). The Funds are open-end investment companies registered under the Investment Company Act of 1940. The financial statements for the Portfolio’s should be read in conjunction with the financial statements and footnotes of the Divisions. Each Division of the account indirectly bears exposure to the market credit and liquidity risks of the Portfolio in which it invests.

New sales of the Policies which invest in the Account were discontinued for Variable CompLife, Variable Executive Life, and Variable Joint Life policies in 2008, Variable Life was discontinued in 1995. However, premium payments made by policy owners existing at that date will continue to be recorded by the Account.

On September 18, 2013, the Securities Exchange Commission approved an application from Northwestern Mutual on behalf of the Account permitting Northwestern Mutual to automatically transfer all remaining policy values in the Northwestern Mutual Commodities Return Strategy Division to the Credit Suisse Trust Commodity Return Strategy Division. The transfer was executed on November 15, 2013 and is included in the Statement of Changes in Net Assets as part of the transfers from other divisions or sponsor line item. Additionally, Northwestern Mutual will periodically reimburse policy owners for the additional operating expenses of the Credit Suisse Trust Commodity Return Strategy Division. Refer to note 4 - Expenses and Related Party Transactions footnote.

2.	Significant Accounting Policies

A.	Use of Estimates – The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets for use in estimates. Actual results could differ from those estimates.

B.	Investment Valuation – The shares are valued at the Funds’ offering and redemption prices per share. As of December 31, 2013, all of the Account’s investments are identified as Level 1 securities for valuation purposes under the Fair Value Measurement Topic of the FASB Accounting Standards Codification. Level 1 securities are valued at fair value as determined by quoted prices in active markets for identical securities. All changes in fair value are recorded as change in unrealized appreciation/ depreciation of investments during the period in the statements of operations of the applicable Division.

C.	Investment Income, Securities Transactions and Policy Dividends – Transactions in the Funds’ shares are accounted for on the trade date. The basis for determining cost on sale of the Funds’ shares is identified cost. Dividend income and distributions of net realized gains from the Funds are recorded on the ex–date of the dividends. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds. The Policies are eligible to receive policy dividends from Northwestern Mutual. Any dividends reinvested in the Account are reflected in Policyowners’ net payments in the accompanying financial statements.

23

Northwestern Mutual Variable Life Account

Notes to Financial Statements

December 31, 2013

2.	Significant Accounting Policies (continued)

D.	Taxes – Northwestern Mutual is taxed as a “life insurance company” under the Internal Revenue Code. The Policies, which are funded in the Account, are taxed as part of the operations of Northwestern Mutual. The Policies provide that a charge for taxes may be made against the assets of the Account. Currently, for Variable Life policies issued before October 11, 1995, Northwestern Mutual charges the Account at an annual rate of 0.05% of the Account’s net assets and reserves the right to increase, decrease or eliminate the charge for taxes in the future. Currently, for Variable CompLife policies issued on or after October 11, 1995, Variable Executive Life policies issued on or after March 2, 1998, and Variable Joint Life policies issued on or after December 10, 1998, there is no charge being made against the assets of the Account for federal income taxes, but Northwestern Mutual reserves the right to charge for taxes in the future.

E.	Premium Payments – For Variable Life and Variable CompLife policies, the Account is credited for the policyowners’ net annual premiums at the respective policy anniversary dates regardless of when policyowners actually pay their premiums. Northwestern Mutual’s equity represents any unpaid portion of net annual premiums.

3.	Purchases and Sales of Investments

Purchases and sales of the Funds’ shares for the year ended December 31, 2013 were as follows: (in thousands)

Division	Purchases	Sales
Growth Stock	$35,050	$25,656
Focused Appreciation	2,949	8,918
Large Cap Core Stock	8,486	17,433
Large Cap Blend	1,799	299
Index 500 Stock	78,035	68,096
Large Company Value	3,532	297
Domestic Equity	7,467	11,686
Equity Income	9,188	7,222
Mid Cap Growth Stock	31,523	33,041
Index 400 Stock	24,026	17,452
Mid Cap Value	4,329	3,586
Small Cap Growth Stock	9,065	16,361
Index 600 Stock	8,561	602
Small Cap Value	10,273	11,903
International Growth	6,819	6,698
Research International Core	5,275	1,020
International Equity	35,631	40,473
Emerging Markets Equity	12,926	2,425
Money Market	34,167	33,926
Short-Term Bond	4,396	812
Select Bond	14,333	22,590
Long-Term U.S. Government Bond	81	2,198
Inflation Protection	422	1,306
High Yield Bond	8,388	7,895
Multi-Sector Bond	5,953	1,561
Balanced	36,998	27,333
Asset Allocation	3,811	3,634
Fidelity VIP Mid Cap	26,690	10,557
Fidelity VIP Contrafund	5,888	1,384
Neuberger Berman AMT Socially Responsive	2,377	302

24

Northwestern Mutual Variable Life Account

Notes to Financial Statements

December 31, 2013

3.	Purchases and Sales of Investments (continued)

Division	Purchases	Sales
Russell Multi-Style Equity	$16,271	$15,973
Russell Aggressive Equity	12,638	7,463
Russell Non-U.S.	6,466	10,020
Russell Core Bond	3,294	14,570
Russell Global Real Estate Securities	23,809	12,218
Russell LifePoints Moderate Strategy	109	158
Russell LifePoints Balanced Strategy	5,491	1,510
Russell LifePoints Growth Strategy	5,418	1,896
Russell LifePoints Equity Growth Strategy	1,796	19
Credit Suisse Trust Commodity Return Strategy	15,378	78

4.	Expenses and Related Party Transactions

A deduction for mortality and expense risks is paid to Northwestern Mutual. Mortality risk is the risk that insureds may not live as long as estimated. Expense risk is the risk that expenses of issuing and administering the Policies may exceed the estimated costs.

For Variable Life and Variable CompLife policies, the deduction is determined daily at an annual rate of 0.50% and 0.45%, respectively, of the net assets of the Account. These charges are reflected as a reduction in invested assets and are included in Mortality and expense risk charges in the accompanying financial statements.

A deduction for the mortality and expense risks for Variable Executive Life policies was determined monthly at an annual rate of 0.60% of the amount invested in the Account for the Policy for the first ten Policy years, and 0.17% thereafter for policies with the Cash Value Amendment, or 0.15% thereafter for the policies without the Cash Value Amendment for the Policy prior to the 2013 Policy Anniversary. On or after the Policy Anniversary in 2013, the deduction is determined monthly at an annual rate of 0.48% of the amount invested in the Account for the Policy for the first ten Policy years, and 0.05% thereafter for policies with the Cash Value Amendment, or 0.03% thereafter for the policies without the Cash Value Amendment. A deduction for the mortality and expense risks for Variable Joint Life policies was determined monthly at an annual rate of 0.10% of the amount invested in the Account for the Policy prior to the 2013 Policy Anniversary. On or after the 2013 Policy Anniversary, the deduction is determined monthly at an annual rate of 0.00% of the amount invested in the Account. Additional Variable Joint Life mortality and expense risks deductions are determined annually and are paid to Northwestern Mutual for the first ten Policy years based on the age of the insured individuals at the time the policy was issued.

Additional mortality costs are deducted from the Policies annually for Variable Life and Variable CompLife policies, and monthly for Variable Executive Life and Variable Joint Life policies, and are paid to Northwestern Mutual to cover the cost of providing insurance protection. For Variable Life and Variable CompLife policies, this cost is actuarially calculated based upon the insured’s age, the 1980 Commissioners Standard Ordinary Mortality Table and the amount of insurance provided under the policy. For Variable Executive Life and Variable Joint Life policies, the cost reflects expected mortality costs based upon actual experience.

Certain deductions are also made from the annual, single or other premiums before amounts are allocated to the Account. These deductions are for sales load, administrative expenses, taxes and a risk charge for the guaranteed minimum death benefit among other charges which are detailed in the Prospectus.

25

Northwestern Mutual Variable Life Account

Notes to Financial Statements

December 31, 2013

4.	Expenses and Related Party Transactions (continued)

Mortality and expense risks deductions for Variable Executive Life and Variable Joint Life policies, as well as the noted additional mortality costs and other deductions for each of the products are reflected as a reduction in units and are included in Mortality and other in the accompanying financial statements.

The net operating expenses of the Credit Suisse Trust Commodity Return Strategy Portfolio are limited to 1.05% of average net assets through November 15, 2015 by Credit Suisse Trust and Credit Suisse Asset Management, LLC. Pursuant to the substitution order of the Securities and Exchange Commission, effective November 15, 2013 through November 15, 2015, Northwestern Mutual will periodically reimburse policy owners to the extent the net operating expenses of the Credit Suisse Trust Commodity Return Strategy Portfolio exceed that of the fee waiver agreement of 0.95% of the Northwestern Mutual Commodities Return Strategy Portfolio which was in place at the time of the substitution.

26

Northwestern Mutual Variable Life Account

Notes to Financial Statements

December 31, 2013

5.	Financial Highlights

(For a unit outstanding during the period)

	As of the respective period end date:					For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest(1)	Total Return, Lowest to Highest(1)
Growth Stock
Year Ended 12/31/13	88,857	$3.638539	to	$49.977915	$368,165	0.68%	0.00% to 0.55%	35.12%	to	35.86%
Year Ended 12/31/12	92,840	2.690097	to	36.785012	284,588	0.57	0.00 to 0.55	12.32	to	12.94
Year Ended 12/31/11	97,893	2.392591	to	32.569595	269,305	0.78	0.00 to 0.55	(1.84)	to	(1.30)
Year Ended 12/31/10	101,987	2.434967	to	32.998214	288,701	0.82	0.00 to 0.55	11.76	to	12.37
Year Ended 12/31/09	106,648	2.176678	to	29.365924	275,067	1.16	0.00 to 0.55	36.42	to	37.17
Focused Appreciation
Year Ended 12/31/13	35,292	$2.883615	to	$30.372615	$116,386	0.48%	0.00% to 0.55%	28.30%	to	29.01%
Year Ended 12/31/12	36,929	2.245328	to	23.543734	96,087	0.27	0.00 to 0.55	19.48	to	20.14
Year Ended 12/31/11	39,237	1.877354	to	19.596705	85,938	0.18	0.00 to 0.55	(6.61)	to	(6.10)
Year Ended 12/31/10	41,221	2.008299	to	20.869750	97,863	0.00	0.00 to 0.55	8.73	to	9.33
Year Ended 12/31/09	40,615	1.845162	to	19.088595	87,828	0.00	0.00 to 0.55	41.70	to	42.47
Large Cap Core Stock
Year Ended 12/31/13	71,653	$2.759081	to	$37.544148	$233,882	1.15%	0.00% to 0.55%	27.88%	to	28.58%
Year Ended 12/31/12	75,256	2.155410	to	29.198468	191,903	1.20	0.00 to 0.55	11.02	to	11.63
Year Ended 12/31/11	78,553	1.939589	to	26.156583	182,605	1.14	0.00 to 0.55	(1.75)	to	(1.21)
Year Ended 12/31/10	80,904	1.972165	to	26.477036	192,996	1.20	0.00 to 0.55	12.29	to	12.91
Year Ended 12/31/09	83,903	1.754516	to	23.449551	177,955	1.84	0.00 to 0.55	28.63	to	29.33
Large Cap Blend
Year Ended 12/31/13	3,877	$1.407785	to	$11.980322	$6,157	0.99%	0.00% to 0.55%	30.14%	to	30.86%
Year Ended 12/31/12	3,025	1.080633	to	9.155103	3,615	0.92	0.00 to 0.55	14.57	to	15.20
Period Ended 12/31/11 (3)	3,204	0.942304	to	7.947227	3,113	2.05	0.00 to 0.55	(5.82)	to	(5.56)
Index 500 Stock
Year Ended 12/31/13	203,612	$4.001083	to	$91.297175	$1,008,802	1.82%	0.00% to 0.55%	31.33%	to	32.05%
Year Ended 12/31/12	207,627	3.043500	to	69.136117	785,534	1.77	0.00 to 0.55	15.12	to	15.76
Year Ended 12/31/11	214,351	2.641136	to	59.726031	713,800	1.66	0.00 to 0.55	1.39	to	1.95
Year Ended 12/31/10	220,539	2.602259	to	58.583796	730,891	2.02	0.00 to 0.55	14.27	to	14.89
Year Ended 12/31/09	227,457	2.275083	to	50.989051	655,118	2.82	0.00 to 0.55	25.71	to	26.40
Large Company Value
Year Ended 12/31/13	4,244	$1.464939	to	$12.266796	$7,585	1.75%	0.00% to 0.55%	30.57%	to	31.29%
Year Ended 12/31/12	2,300	1.120811	to	9.343226	3,112	1.90	0.00 to 0.55	15.83	to	16.47
Period Ended 12/31/11 (3)	2,622	0.966635	to	8.021755	2,593	4.57	0.00 to 0.55	(3.38)	to	(3.12)
Domestic Equity
Year Ended 12/31/13	77,733	$1.893569	to	$20.154766	$172,457	1.68%	0.00% to 0.55%	33.29%	to	34.03%
Year Ended 12/31/12	80,040	1.419182	to	15.037814	134,628	2.16	0.00 to 0.55	13.72	to	14.35
Year Ended 12/31/11	88,764	1.246743	to	13.151218	131,130	2.09	0.00 to 0.55	0.36	to	0.91
Year Ended 12/31/10	90,355	1.241092	to	13.033112	134,632	2.28	0.00 to 0.55	13.99	to	14.62
Year Ended 12/31/09	90,798	1.087659	to	11.370681	119,939	3.49	0.00 to 0.55	28.81	to	29.52
Equity Income
Year Ended 12/31/13	41,567	$2.411872	to	$25.403806	$118,079	1.36%	0.00% to 0.55%	29.23%	to	29.94%
Year Ended 12/31/12	41,046	1.864547	to	19.550985	90,300	1.53	0.00 to 0.55	16.59	to	17.23
Year Ended 12/31/11	40,660	1.597678	to	16.677245	76,853	1.50	0.00 to 0.55	(1.46)	to	(0.92)
Year Ended 12/31/10	38,980	1.619759	to	16.832155	73,840	1.70	0.00 to 0.55	14.70	to	15.33
Year Ended 12/31/09	37,014	1.410806	to	14.595160	61,572	2.93	0.00 to 0.55	23.90	to	24.58

(1)	Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes. Returns are not annualized for periods less than one year.
(3)	Divisions commenced operations on June 30, 2011.

27

Northwestern Mutual Variable Life Account

Notes to Financial Statements

December 31, 2013

	As of the respective period end date:					For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest(1)	Total Return, Lowest to Highest(1)
Mid Cap Growth Stock
Year Ended 12/31/13	108,936	$3.416219	to	$94.654719	$448,921	0.31%	0.00% to 0.55%	24.85%	to	25.53%
Year Ended 12/31/12	113,740	2.733618	to	75.402575	374,598	0.12	0.00 to 0.55	11.35	to	11.97
Year Ended 12/31/11	121,498	2.452507	to	67.344023	358,497	0.23	0.00 to 0.55	(6.69)	to	(6.18)
Year Ended 12/31/10	127,814	2.625759	to	71.778944	404,074	0.28	0.00 to 0.55	23.18	to	23.86
Year Ended 12/31/09	135,424	2.129518	to	57.953082	348,854	0.28	0.00 to 0.55	31.37	to	32.09	(2)
Index 400 Stock
Year Ended 12/31/13	71,379	$3.504450	to	$39.846886	$279,413	1.06%	0.00% to 0.55%	32.44%	to	33.16%
Year Ended 12/31/12	72,346	2.643527	to	29.923387	213,744	0.91	0.00 to 0.55	17.00	to	17.64
Year Ended 12/31/11	77,580	2.257202	to	25.435391	195,635	0.86	0.00 to 0.55	(2.46)	to	(1.92)
Year Ended 12/31/10	80,664	2.311836	to	25.934506	208,521	1.09	0.00 to 0.55	25.60	to	26.29
Year Ended 12/31/09	84,846	1.838809	to	20.535699	177,545	1.82	0.00 to 0.55	36.25	to	37.00
Mid Cap Value
Year Ended 12/31/13	17,193	$2.618947	to	$27.585004	$51,336	0.96%	0.00% to 0.55%	29.53%	to	30.24%
Year Ended 12/31/12	17,177	2.019864	to	21.179677	39,331	1.34	0.00 to 0.55	15.93	to	16.57
Year Ended 12/31/11	18,430	1.740555	to	18.168731	37,334	1.74	0.00 to 0.55	(1.15)	to	(0.61)
Year Ended 12/31/10	19,018	1.759035	to	18.279525	39,839	1.41	0.00 to 0.55	19.27	to	19.93
Year Ended 12/31/09	18,679	1.473346	to	15.242180	31,825	1.20	0.00 to 0.55	22.56	to	23.24
Small Cap Growth Stock
Year Ended 12/31/13	66,550	$3.359376	to	$43.773190	$246,636	0.49%	0.00% to 0.55%	37.84%	to	38.60%
Year Ended 12/31/12	68,955	2.434726	to	31.582975	185,068	0.00	0.00 to 0.55	8.88	to	9.48
Year Ended 12/31/11	74,363	2.233915	to	28.847575	183,624	0.35	0.00 to 0.55	(3.31)	to	(2.78)
Year Ended 12/31/10	78,328	2.308077	to	29.671998	201,112	0.75	0.00 to 0.55	25.16	to	25.85
Year Ended 12/31/09	81,371	1.842237	to	23.577314	166,342	0.28	0.00 to 0.55	30.46	to	31.17
Index 600 Stock
Year Ended 12/31/13	9,373	$1.513818	to	$16.744685	$16,819	4.29%	0.00% to 0.55%	39.90%	to	40.67%
Year Ended 12/31/12	4,910	1.081019	to	11.903891	6,206	3.11	0.00 to 0.55	15.16	to	15.80
Period Ended 12/31/11 (3)	1,384	0.937768	to	10.280016	1,719	2.07	0.00 to 0.55	(6.27)	to	(6.01)
Small Cap Value
Year Ended 12/31/13	49,966	$3.198795	to	$34.046809	$184,787	1.14%	0.00% to 0.55%	31.04%	to	31.76%
Year Ended 12/31/12	50,988	2.438620	to	25.839588	143,973	0.37	0.00 to 0.55	15.69	to	16.33
Year Ended 12/31/11	55,277	2.105813	to	22.212770	134,980	0.60	0.00 to 0.55	(1.90)	to	(1.36)
Year Ended 12/31/10	57,649	2.144514	to	22.519799	144,009	1.09	0.00 to 0.55	21.28	to	21.95
Year Ended 12/31/09	58,899	1.766442	to	18.466637	122,050	0.85	0.00 to 0.55	27.48	to	28.18
International Growth
Year Ended 12/31/13	44,659	$1.928280	to	$20.524033	$98,031	1.40%	0.00% to 0.55%	19.15%	to	19.81%
Year Ended 12/31/12	44,792	1.616718	to	17.130842	82,841	1.33	0.00 to 0.55	17.34	to	17.99
Year Ended 12/31/11	48,394	1.376437	to	14.519220	76,140	1.13	0.00 to 0.55	(13.64)	to	(13.17)
Year Ended 12/31/10	49,762	1.592294	to	16.720938	94,974	0.92	0.00 to 0.55	15.79	to	16.43
Year Ended 12/31/09	47,784	1.373759	to	14.361577	76,761	0.66	0.00 to 0.55	22.49	to	23.16
Research International Core
Year Ended 12/31/13	14,106	$1.154295	to	$10.947312	$19,169	0.13%	0.00% to 0.55%	18.27%	to	18.92%
Year Ended 12/31/12	10,388	0.975017	to	9.205651	12,233	1.72	0.00 to 0.55	16.12	to	16.76
Period Ended 12/31/11 (3)	3,559	0.838851	to	7.884380	3,688	4.07	0.00 to 0.55	(16.16)	to	(15.93)
International Equity
Year Ended 12/31/13	143,163	$3.556947	to	$5.431053	$593,256	2.19%	0.00% to 0.55%	20.71%	to	21.38%
Year Ended 12/31/12	147,013	2.943691	to	4.474566	504,481	2.59	0.00 to 0.55	20.85	to	21.52
Year Ended 12/31/11	154,709	2.433405	to	3.682261	438,760	2.10	0.00 to 0.55	(10.59)	to	(10.10)
Year Ended 12/31/10	159,931	2.718891	to	4.095847	508,723	3.01	0.00 to 0.55	7.08	to	7.67
Year Ended 12/31/09	164,503	2.536491	to	3.803991	489,245	4.66	0.00 to 0.55	32.38	to	33.11 (2)
Emerging Markets Equity
Year Ended 12/31/13	29,027	$0.909813	to	$10.783888	$30,454	0.75%	0.00% to 0.55%	(5.67%)	to	(5.15%)
Year Ended 12/31/12	19,140	0.963548	to	11.369632	21,469	0.15	0.00 to 0.55	18.18	to	18.83
Period Ended 12/31/11 (3)	7,995	0.814525	to	9.567929	7,498	2.54	0.00 to 0.55	(18.59)	to	(18.36)

(1)	Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes. Returns are not annualized for periods less than one year.
(2)	Total return reflects the effect of a one-time class action settlement received on June 18, 2009. Absent the payment, the returns would have ranged from 30.36% to 31.53% for the Mid Cap Growth Stock Division, from 30.74% to 31.94% for the International Equity Division and from (0.64)% to 0.26% for the Money Market Division.
(3)	Divisions commenced operations on June 30, 2011.

28

Northwestern Mutual Variable Life Account

Notes to Financial Statements

December 31, 2013

	As of the respective period end date:					For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest(1)	Total Return, Lowest to Highest(1)
Money Market
Year Ended 12/31/13	82,246	$1.544536	to	$41.539003	$170,166	0.10%	0.00% to 0.55%	(0.45%)		to	0.10%
Year Ended 12/31/12	84,564	1.549943	to	41.497953	169,940	0.14	0.00 to 0.55	(0.41)		to	0.15
Year Ended 12/31/11	85,415	1.554696	to	41.437528	166,908	0.14	0.00 to 0.55	(0.41)		to	0.14
Year Ended 12/31/10	86,934	1.559508	to	41.380226	169,116	0.29	0.00 to 0.55	(0.25)		to	0.29
Year Ended 12/31/09	96,331	1.561917	to	41.258586	188,748	0.75	0.00 to 0.55	0.21		to	0.76	(2)
Short-Term Bond
Year Ended 12/31/13	9,076	$1.010673	to	$12.142453	$10,582	0.17%	0.00% to 0.55%	0.00%(	5)	to	0.55%
Year Ended 12/31/12	5,895	1.009629	to	12.076410	6,960	1.43	0.00 to 0.55	1.51		to	2.07
Period Ended 12/31/11 (3)	3,159	0.993622	to	11.832025	3,681	4.36	0.00 to 0.55	(0.69)		to	(0.42)
Select Bond
Year Ended 12/31/13	73,536	$2.541856	to	$200.286369	$244,742	2.31%	0.00% to 0.55%	(2.69%)		to	(2.16%)
Year Ended 12/31/12	78,962	2.609587	to	204.702189	268,074	2.69	0.00 to 0.55	4.39		to	4.96
Year Ended 12/31/11	77,091	2.497424	to	195.021673	251,418	3.32	0.00 to 0.55	6.58		to	7.16
Year Ended 12/31/10	78,164	2.341027	to	181.992325	238,805	3.75	0.00 to 0.55	6.00		to	6.59
Year Ended 12/31/09	78,213	2.206231	to	170.745431	223,452	5.05	0.00 to 0.55	8.77		to	9.37
Long-Term U.S Government Bond
Year Ended 12/31/13	3,977	$1.113443	to	$15.502339	$4,876	0.02%	0.00% to 0.55%	(13.75%)		to	(13.27%)
Year Ended 12/31/12	4,651	1.289646	to	17.875038	7,933	1.85	0.00 to 0.55	3.18		to	3.75
Period Ended 12/31/11 (3)	3,537	1.248644	to	17.228764	6,776	8.82	0.00 to 0.55	24.80		to	25.15
Inflation Protection
Year Ended 12/31/13	6,697	$1.037245	to	$13.476716	$8,588	1.08%	0.00% to 0.55%	(8.83%)		to	(8.33%)
Year Ended 12/31/12	7,780	1.136621	to	14.701699	10,670	2.68	0.00 to 0.55	6.76		to	7.35
Period Ended 12/31/11 (3)	3,641	1.063572	to	13.694886	4,815	0.03	0.00 to 0.55	6.30		to	6.60
High Yield Bond
Year Ended 12/31/13	27,674	$3.312039	to	$43.465300	$107,038	5.57%	0.00% to 0.55%	5.26%		to	5 .84%
Year Ended 12/31/12	28,781	3.143457	to	41.068270	106,270	6.24	0.00 to 0.55	13.26		to	13.89
Year Ended 12/31/11	29,124	2.772582	to	36.059875	94,728	6.97	0.00 to 0.55	4.02		to	4.59
Year Ended 12/31/10	29,475	2.662698	to	34.475967	92,381	7.13	0.00 to 0.55	13.93		to	14.56
Year Ended 12/31/09	30,444	2.334783	to	30.094875	84,272	8.96	0.00 to 0.55	44.60		to	45.39
Multi-Sector Bond
Year Ended 12/31/13	17,326	$1.137785	to	$15.449941	$21,918	3.56%	0.00% to 0.55%	(2.12%)		to	(1.58%)
Year Ended 12/31/12	14,697	1.161278	to	15.698283	18,872	0.46	0.00 to 0.55	14.31		to	14.94
Period Ended 12/31/11 (3)	4,150	1.014872	to	13.657358	4,850	16.21	0.00 to 0.55	1.44		to	1.71
Balanced
Year Ended 12/31/13	55,407	$3.168393	to	$172.248875	$354,026	3.38%	0.00% to 0.55%	11.47%		to	12.08%
Year Ended 12/31/12	57,330	2.839508	to	153.677764	331,081	1.17	0.00 to 0.55	9.09		to	9.69
Year Ended 12/31/11	61,456	2.600265	to	140.096515	318,825	2.75	0.00 to 0.55	1.55		to	2.11
Year Ended 12/31/10	63,195	2.557927	to	137.200077	323,249	2.12	0.00 to 0.55	11.34		to	11.96
Year Ended 12/31/09	65,258	2.295052	to	122.549243	299,014	4.56	0.00 to 0.55	20.77		to	21.43
Asset Allocation
Year Ended 12/31/13	19,334	$1.830603	to	$19.484028	$44,834	3.32%	0.00% to 0.55%	16.03%		to	16.67%
Year Ended 12/31/12	20,120	1.576122	to	16.700324	39,573	0.23	0.00 to 0.55	10.41		to	11.02
Year Ended 12/31/11	22,441	1.426114	to	15.042893	39,577	2.41	0.00 to 0.55	(0.62)		to	(0.08)
Year Ended 12/31/10	22,865	1.433617	to	15.054442	40,860	2.92	0.00 to 0.55	12.39		to	13.01
Year Ended 12/31/09	23,519	1.274289	to	13.321541	37,345	3.04	0.00 to 0.55	26.40		to	27.09
Fidelity VIP Mid Cap
Year Ended 12/31/13	37,534	$3.835558	to	$40.398542	$169,449	0.28%	0.00% to 0.55%	35.13%		to	35.87%
Year Ended 12/31/12	38,312	2.835677	to	29.733518	128,384	0.39	0.00 to 0.55	13.93		to	14.56
Year Ended 12/31/11	40,656	2.486413	to	25.953961	120,934	0.02	0.00 to 0.55	(11.34)		to	(10.85)
Year Ended 12/31/10	41,434	2.801620	to	29.113348	140,666	0.13	0.00 to 0.55	27.87		to	28.57
Year Ended 12/31/09	40,262	2.188843	to	22.643898	105,355	0.47	0.00 to 0.55	38.99		to	39.75

(1)	Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes. Returns are not annualized for periods less than one year.
(2)	Total return reflects the effect of a one-time class action settlement received on June 18, 2009. Absent the payment, the returns would have ranged from 30.36% to 31.53% for the Mid Cap Growth Stock Division, from 30.74% to 31.94% for the International Equity Division and from (0.64)% to 0.26% for the Money Market Division.
(3)	Divisions commenced operations on June 30, 2011
(5)	Total return is less than 0.005%

29

Northwestern Mutual Variable Life Account

Notes to Financial Statements

December 31, 2013

	As of the respective period end date:					For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest(1)	Total Return, Lowest to Highest(1)
Fidelity VIP Contrafund
Year Ended 12/31/13	19,719	$1.392090	to	$15.005573	$31,545	0.90%	0.00% to 0.55%	30.24%	to	30.95%
Year Ended 12/31/12	16,353	1.067828	to	11.458810	20,234	1.49	0.00 to 0.55	15.50	to	16.14
Period Ended 12/31/11 (3)	5,922	0.923581	to	9.866342	6,530	2.81	0.00 to 0.55	(7.69)	to	(7.43)
Neuberger Berman AMT Socially Responsive
Year Ended 12/31/13	2,403	$1.377320	to	$14.744385	$4,648	0.79%	0.00% to 0.55%	36.85%	to	37.60%
Year Ended 12/31/12	1,241	1.005443	to	10.715212	1,683	0.25	0.00 to 0.55	10.37	to	10.98
Period Ended 12/31/11 (3)	606	0.910063	to	9.655117	688	0.90	0.00 to 0.55	(9.04)	to	(8.79)
Russell Multi-Style Equity
Year Ended 12/31/13	119,343	$1.457823	to	$16.178812	$201,588	1.21%	0.00% to 0.55%	32.19%	to	32.92%
Year Ended 12/31/12	126,018	1.101694	to	12.171877	162,081	1.12	0.00 to 0.55	15.05	to	15.69
Year Ended 12/31/11	139,483	0.956587	to	10.521100	157,923	0.97	0.00 to 0.55	(2.08)	to	(1.55)
Year Ended 12/31/10	145,784	0.975990	to	10.686543	173,508	0.91	0.00 to 0.55	15.82	to	16.46
Year Ended 12/31/09	155,703	0.841815	to	9.176223	161,462	1.34	0.00 to 0.55	30.68	to	31.40
Russell Aggressive Equity
Year Ended 12/31/13	40,543	$2.347887	to	$26.724835	$109,257	0.43%	0.00% to 0.55%	39.24%	to	40.00%
Year Ended 12/31/12	41,973	1.684569	to	19.088862	80,738	1.07	0.00 to 0.55	15.20	to	15.84
Year Ended 12/31/11	46,544	1.460862	to	16.479338	77,885	0.49	0.00 to 0.55	(4.72)	to	(4.20)
Year Ended 12/31/10	48,091	1.531783	to	17.202203	85,253	0.47	0.00 to 0.55	24.20	to	24.88
Year Ended 12/31/09	49,083	1.232123	to	13.775086	71,135	0.53	0.00 to 0.55	30.68	to	31.39
Russell Non-U.S.
Year Ended 12/31/13	65,876	$1.717753	to	$18.624500	$134,161	2.00%	0.00% to 0.55%	21.24%	to	21.91%
Year Ended 12/31/12	68,417	1.415380	to	15.277391	115,667	1.77	0.00 to 0.55	19.16	to	19.81
Year Ended 12/31/11	74,999	1.186647	to	12.750860	107,050	1.66	0.00 to 0.55	(13.36)	to	(12.88)
Year Ended 12/31/10	77,992	1.368210	to	14.635995	131,861	0.93	0.00 to 0.55	10.81	to	11.42
Year Ended 12/31/09	80,748	1.233456	to	13.135524	124,379	2.86	0.00 to 0.55	25.80	to	26.49
Russell Core Bond
Year Ended 12/31/13	31,407	$2.076847	to	$22.077570	$86,009	1.44%	0.00% to 0.55%	(1.99%)	to	(1.45%)
Year Ended 12/31/12	34,681	2.116915	to	22.402721	99,933	2.33	0.00 to 0.55	7.78	to	8.38
Year Ended 12/31/11	34,913	1.962151	to	20.671320	96,920	3.19	0.00 to 0.55	4.11	to	4.68
Year Ended 12/31/10	34,612	1.882787	to	19.746605	98,149	3.79	0.00 to 0.55	9.42	to	10.02
Year Ended 12/31/09	33,064	1.719005	to	17.948158	86,412	4.70	0.00 to 0.55	15.18	to	15.81
Russell Global Real Estate Securities
Year Ended 12/31/13	37,321	$3.666253	to	$38.920595	$157,271	4.00%	0.00% to 0.55%	3.08%	to	3.65%
Year Ended 12/31/12	37,370	3.553123	to	37.550773	152,571	5.00	0.00 to 0.55	26.86	to	27.56
Year Ended 12/31/11	38,799	2.798128	to	29.438654	124,861	2.25	0.00 to 0.55	(7.56)	to	(7.05)
Year Ended 12/31/10	39,697	3.023867	to	31.671345	139,710	2.23	0.00 to 0.55	22.25	to	22.92
Year Ended 12/31/09	39,114	2.471078	to	25.765834	113,878	4.65	0.00 to 0.55	28.24	to	28.94
Russell LifePoints Moderate Strategy
Year Ended 12/31/13	1,516	$1.129701	to	$13.568584	$2,151	1.69%	0.00% to 0.55%	6.20%	to	6.79%
Year Ended 12/31/12	1,505	1.062654	to	12.706153	2,139	3.29	0.00 to 0.55	10.46	to	11.07
Period Ended 12/31/11 (3)	320	0.961095	to	11.440046	332	3.14	0.00 to 0.55	(3.94)	to	(3.67)
Russell LifePoints Balanced Strategy
Year Ended 12/31/13	9,944	$1.173673	to	$13.255096	$14,726	2.18%	0.00% to 0.55%	11.81%	to	12.43%
Year Ended 12/31/12	7,167	1.048620	to	11.789785	9,673	2.60	0.00 to 0.55	12.34	to	12.96
Period Ended 12/31/11 (3)	3,296	0.932549	to	10.437591	4,082	3.47	0.00 to 0.55	(6.79)	to	(6.53)
Russell LifePoints Growth Strategy
Year Ended 12/31/13	11,741	$1.195791	to	$12.591524	$16,736	2.32%	0.00% to 0.55%	15.92%	to	16.56%
Year Ended 12/31/12	9,304	1.030529	to	10.802768	11,345	2.26	0.00 to 0.55	13.59	to	14.22
Period Ended 12/31/11 (3)	1,932	0.906329	to	9.458077	3,034	3.58	0.00 to 0.55	(9.41)	to	(9.16)
Russell LifePoints Equity Growth Strategy
Year Ended 12/31/13	5,628	$1.221337	to	$11.740704	$8,224	2.59%	0.00% to 0.55%	19.16%	to	19.81%
Year Ended 12/31/12	4,213	1.023971	to	9.799317	5,371	1.87	0.00 to 0.55	15.04	to	15.68
Period Ended 12/31/11 (3)	1,131	0.889198	to	8.471141	1,453	3.08	0.00 to 0.55	(11.12)	to	(10.88)
Credit Suisse Trust Commodity Return Strategy
Period Ended 12/31/13 (4)	1,963	$7.085099	to	$7.724122	$15,565	0.00%	0.00% to 0.55%	1.72%	to	1.79%

(1)	Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes. Returns are not annualized for periods less than one year.
(3)	Divisions commenced operations on June 30, 2011.
(4)	Division commenced operations on November 15, 2013.

30

Northwestern Mutual Variable Life Account

Notes to Financial Statements

December 31, 2013

6.	Subsequent Event

Management has evaluated the events and/or the transactions that have occurred through the date of the financial statements were issued and noted no items requiring adjustments of the financial statements or additional disclosures.

31

Report of Independent Registered Public Accounting Firm

To The Northwestern Mutual Life Insurance Company Board of Trustees and

Policyowners of the Northwestern Mutual Variable Life Account

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Northwestern Mutual Variable Life Account and its Growth Stock Division, Focused Appreciation Division, Large Cap Core Stock Division, Large Cap Blend Division, Index 500 Stock Division, Large Company Value Division, Domestic Equity Division, Equity Income Division, Mid Cap Growth Stock Division, Index 400 Stock Division, Mid Cap Value Division, Small Cap Growth Stock Division, Index 600 Stock Division, Small Cap Value Division, International Growth Division, Research International Core Division, International Equity Division, Emerging Markets Equity Division, Money Market Division, Short-Term Bond Division, Select Bond Division, Long-Term U.S. Government Bond Division, Inflation Protection Division, High Yield Bond Division, Multi-Sector Bond Division, Balanced Division, Asset Allocation Division, Fidelity VIP Mid Cap Division, Fidelity VIP Contrafund Division, Neuberger Berman AMT Socially Responsive Division, Russell Multi-Style Equity Division, Russell Aggressive Equity Division, Russell Non-U.S. Division, Russell Core Bond Division, Russell Global Real Estate Securities Division, Russell LifePoints Moderate Strategy Division, Russell LifePoints Balanced Strategy Division, Russell LifePoints Growth Strategy Division, Russell LifePoints Equity Growth Strategy Division, Credit Suisse Trust Commodity Return Strategy Division, at December 31, 2013, and the results of their operations and the changes in their net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of The Northwestern Mutual Life Insurance Company’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at December 31, 2013 by correspondence with Northwestern Mutual Series Fund, Inc., Fidelity Variable Insurance Products, Neuberger Berman Advisers Management Trust, the Russell Investment Funds and Credit Suisse Trust, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Milwaukee, Wisconsin
April 28, 2014

32

Annual Report December 31, 2013

Northwestern Mutual Variable Life Account II

Financial Statements

Northwestern Mutual Variable Life Account Financial Statements

Table of Contects

Northwestern Mutual Variable Life Account II

Statements of Assets and Liabilities

December 31, 2013

(in thousands, except accumulation unit values)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Large Cap Blend Division	Index 500 Stock Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$4,359	$5,864	$2,688	$1,058	$18,231
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	47	-	-	5

Total Assets	4,359	5,911	2,688	1,058	18,236

Liabilities:
Due to Northwestern Mutual Life Insurance Company	100	-	61	-	-

Total Liabilities	100	-	61	-	-

Total Net Assets	$4,259	$5,911	$2,627	$1,058	$18,236

Net Assets:
Custom Variable Universal Life Policies Issued On or After January 31, 2007 (2)
Policyowners’ Equity	$2,162	$4,853	$1,892	$1,024	$12,700
Executive Variable Universal Life Policies Issued On or After January 31, 2007 (3)
Policyowners’ Equity	2,021	859	715	-	5,319
Survivorship Variable Universal Life Policies Issued On or After January 31, 2007 (4)
Policyowners’ Equity	76	199	20	34	217

Total Net Assets	$4,259	$5,911	$2,627	$1,058	$18,236

(1) Investments, at cost	$3,433	$4,321	$2,088	$897	$14,822
Mutual Fund Shares Held	1,482	2,183	1,580	1,020	5,053
(2) Accumulation Unit Value	$49.977915	$30.372615	$37.544148	$11.980322	$91.297175
Units Outstanding	43	160	50	85	139
(3) Accumulation Unit Value	$49.977915	$30.372615	$37.544148	$11.980322	$91.297175
Units Outstanding	40	28	19	-	58
(4) Accumulation Unit Value	$49.977915	$30.372615	$37.544148	$11.980322	$91.297175
Units Outstanding	1	7	-	3	2

The Accompanying Notes are an Integral Part of the Financial Statements.	1

Northwestern Mutual Variable Life Account II

Statements of Assets and Liabilities

December 31, 2013

(in thousands, except accumulation unit values)

	Large Company Value Division	Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division	Index 400 Stock Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$192	$3,970	$4,942	$2,591	$5,951
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	46	-	-

Total Assets	192	3,970	4,988	2,591	5,951

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	47	-

Total Liabilities	-	-	-	47	-

Total Net Assets	$192	$3,970	$4,988	$2,544	$5,951

Net Assets:
Custom Variable Universal Life Policies Issued On or After January 31, 2007 (2)
Policyowners’ Equity	$191	$3,218	$3,236	$1,535	$4,894
Executive Variable Universal Life Policies Issued On or After January 31, 2007 (3)
Policyowners’ Equity	1	691	1,564	1,006	917
Survivorship Variable Universal Life Policies Issued On or After January 31, 2007 (4)
Policyowners’ Equity	-	61	188	3	140

Total Net Assets	$192	$3,970	$4,988	$2,544	$5,951

(1) Investments, at cost	$170	$2,905	$3,802	$2,156	$4,832
Mutual Fund Shares Held	180	3,082	2,870	660	3,130
(2) Accumulation Unit Value	$12.266796	$20.154766	$25.403806	$94.654719	$39.846886
Units Outstanding	16	160	127	16	123
(3) Accumulation Unit Value	$12.266796	$20.154766	$25.403806	$94.654719	$39.846886
Units Outstanding	-	34	62	11	23
(4) Accumulation Unit Value	$12.266796	$20.154766	$25.403806	$94.654719	$39.846886
Units Outstanding	-	3	7	-	4

2	The Accompanying Notes are an Integral Part of the Financial Statements.

Northwestern Mutual Variable Life Account II

Statements of Assets and Liabilities

December 31, 2013

(in thousands, except accumulation unit values)

	Mid Cap Value Division	Small Cap Growth Stock Division	Index 600 Stock Division	Small Cap Value Division	International Growth Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$3,095	$3,181	$1,381	$5,152	$4,093
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	22	-	-	18	30

Total Assets	3,117	3,181	1,381	5,170	4,123

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	30	-	-	-

Total Liabilities	-	30	-	-	-

Total Net Assets	$3,117	$3,151	$1,381	$5,170	$4,123

Net Assets:
Custom Variable Universal Life Policies Issued On or After January 31, 2007 (2)
Policyowners’ Equity	$1,440	$2,340	$1,365	$2,950	$3,867
Executive Variable Universal Life Policies Issued On or After January 31, 2007 (3)
Policyowners’ Equity	1,623	696	15	2,145	73
Survivorship Variable Universal Life Policies Issued On or After January 31, 2007 (4)
Policyowners’ Equity	54	115	1	75	183

Total Net Assets	$3,117	$3,151	$1,381	$5,170	$4,123

(1) Investments, at cost	$2,399	$2,326	$1,180	$3,887	$3,380
Mutual Fund Shares Held	1,851	1,225	1,037	2,101	2,869
(2) Accumulation Unit Value	$27.585004	$43.773190	$16.744685	$34.046809	$20.524033
Units Outstanding	52	53	81	87	188
(3) Accumulation Unit Value	$27.585004	$43.773190	$16.744685	$34.046809	$20.524033
Units Outstanding	59	16	1	63	4
(4) Accumulation Unit Value	$27.585004	$43.773190	$16.744685	$34.046809	$20.524033
Units Outstanding	2	3	-	2	9

The Accompanying Notes are an Integral Part of the Financial Statements.	3

Northwestern Mutual Variable Life Account II

Statements of Assets and Liabilities

December 31, 2013

(in thousands, except accumulation unit values)

	Research International Core Division	International Equity Division	Emerging Markets Equity Division	Money Market Division	Short-Term Bond Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$1,656	$13,266	$2,666	$6,682	$158
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	38	-	33	8	-

Total Assets	1,694	13,266	2,699	6,690	158

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	64	-	-	-

Total Liabilities	-	64	-	-	-

Total Net Assets	$1,694	$13,202	$2,699	$6,690	$158

Net Assets:
Custom Variable Universal Life Policies Issued On or After January 31, 2007 (2)
Policyowners’ Equity	$1,460	$9,151	$2,598	$4,296	$157
Executive Variable Universal Life Policies Issued On or After January 31, 2007 (3)
Policyowners’ Equity	157	3,808	17	2,351	1
Survivorship Variable Universal Life Policies Issued On or After January 31, 2007 (4)
Policyowners’ Equity	77	243	84	43	-

Total Net Assets	$1,694	$13,202	$2,699	$6,690	$158

(1) Investments, at cost	$1,425	$10,770	$2,688	$6,682	$158
Mutual Fund Shares Held	1,678	6,228	2,682	6,682	153
(2) Accumulation Unit Value	$10.947312	$5.431053	$10.783888	$41.539003	$12.142453
Units Outstanding	133	1,685	241	103	13
(3) Accumulation Unit Value	$10.947312	$5.431053	$10.783888	$41.539003	$12.142453
Units Outstanding	14	701	2	57	-
(4) Accumulation Unit Value	$10.947312	$5.431053	$10.783888	$41.539003	$12.142453
Units Outstanding	7	44	8	1	-

4	The Accompanying Notes are an Integral Part of the Financial Statements.

Northwestern Mutual Variable Life Account II

Statements of Assets and Liabilities

December 31, 2013

(in thousands, except accumulation unit values)

	Select Bond Division	Long-Term U.S. Government Bond Division	Inflation Protection Division	High Yield Bond Division	Multi-Sector Bond Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$8,349	$139	$618	$5,208	$2,060
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	10	-	19

Total Assets	8,349	139	628	5,208	2,079

Liabilities:
Due to Northwestern Mutual Life Insurance Company	52	-	-	2	-

Total Liabilities	52	-	-	2	-

Total Net Assets	$8,297	$139	$628	$5,206	$2,079

Net Assets:
Custom Variable Universal Life Policies Issued On or After January 31, 2007 (2)
Policyowners’ Equity	$5,847	$126	$602	$4,082	$2,030
Executive Variable Universal Life Policies Issued On or After January 31, 2007 (3)
Policyowners’ Equity	2,299	13	11	1,066	5
Survivorship Variable Universal Life Policies Issued On or After January 31, 2007 (4)
Policyowners’ Equity	151	-	15	58	44

Total Net Assets	$8,297	$139	$628	$5,206	$2,079

(1) Investments, at cost	$8,768	$148	$658	$5,122	$2,140
Mutual Fund Shares Held	6,815	150	571	6,944	1,910
(2) Accumulation Unit Value	$200.286369	$15.502339	$13.476716	$43.465300	$15.449941
Units Outstanding	29	8	45	94	131
(3) Accumulation Unit Value	$200.286369	$15.502339	$13.476716	$43.465300	$15.449941
Units Outstanding	11	1	1	25	-
(4) Accumulation Unit Value	$200.286369	$15.502339	$13.476716	$43.465300	$15.449941
Units Outstanding	1	-	1	1	3

The Accompanying Notes are an Integral Part of the Financial Statements.	5

Northwestern Mutual Variable Life Account II

Statements of Assets and Liabilities

December 31, 2013

(in thousands, except accumulation unit values)

	Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division	Neuberger Berman AMT Socially Responsive Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$2,744	$377	$-	$-	$-
Fidelity Variable Insurance Products	-	-	7,510	1,368	-
Neuberger Berman Advisers Management Trust	-	-	-	-	829
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	22	28	28

Total Assets	2,744	377	7,532	1,396	857

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-

Total Liabilities	-	-	-	-	-

Total Net Assets	$2,744	$377	$7,532	$1,396	$857

Net Assets:
Custom Variable Universal Life Policies Issued On or After January 31, 2007 (2)
Policyowners’ Equity	$879	$224	$5,234	$1,314	$791
Executive Variable Universal Life Policies Issued On or After January 31, 2007 (3)
Policyowners’ Equity	1,455	101	2,067	7	7
Survivorship Variable Universal Life Policies Issued On or After January 31, 2007 (4)
Policyowners’ Equity	410	52	231	75	59

Total Net Assets	$2,744	$377	$7,532	$1,396	$857

(1) Investments, at cost	$2,612	$326	$6,812	$1,116	$707
Mutual Fund Shares Held	1,754	295	211	40	38
(2) Accumulation Unit Value	$172.248875	$19.484028	$40.398542	$15.005573	$14.744385
Units Outstanding	5	12	130	88	54
(3) Accumulation Unit Value	$172.248875	$19.484028	$40.398542	$15.005573	$14.744385
Units Outstanding	8	5	51	-	-
(4) Accumulation Unit Value	$172.248875	$19.484028	$40.398542	$15.005573	$14.744385
Units Outstanding	2	3	6	5	4

6	The Accompanying Notes are an Integral Part of the Financial Statements.

Northwestern Mutual Variable Life Account II

Statements of Assets and Liabilities

December 31, 2013

(in thousands, except accumulation unit values)

	Russell Multi-Style Equity Division	Russell Aggressive Equity Division	Russell Non-U.S. Division	Russell Core Bond Division	Russell Global Real Estate Securities Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$-	$-	$-	$-	$-
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	2,546	1,850	3,136	2,458	4,776
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	-	19	-

Total Assets	2,546	1,850	3,136	2,477	4,776

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	1

Total Liabilities	-	-	-	-	1

Total Net Assets	$2,546	$1,850	$3,136	$2,477	$4,775

Net Assets:
Custom Variable Universal Life Policies Issued On or After January 31, 2007 (2)
Policyowners’ Equity	$2,272	$1,434	$2,648	$1,740	$4,252
Executive Variable Universal Life Policies Issued On or After January 31, 2007 (3)
Policyowners’ Equity	252	414	460	614	373
Survivorship Variable Universal Life Policies Issued On or After January 31, 2007 (4)
Policyowners’ Equity	22	2	28	123	150

Total Net Assets	$2,546	$1,850	$3,136	$2,477	$4,775

(1) Investments, at cost	$1,925	$1,383	$2,497	$2,514	$4,609
Mutual Fund Shares Held	135	110	255	235	325
(2) Accumulation Unit Value	$16.178812	$26.724835	$18.624500	$22.077570	$38.920595
Units Outstanding	140	54	142	79	109
(3) Accumulation Unit Value	$16.178812	$26.724835	$18.624500	$22.077570	$38.920595
Units Outstanding	16	15	25	28	10
(4) Accumulation Unit Value	$16.178812	$26.724835	$18.624500	$22.077570	$38.920595
Units Outstanding	1	-	2	6	4

The Accompanying Notes are an Integral Part of the Financial Statements.	7

Northwestern Mutual Variable Life Account II

Statements of Assets and Liabilities

December 31, 2013

(in thousands, except accumulation unit values)

	Russell LifePoints Moderate Strategy Division	Russell LifePoints Balanced Strategy Division	Russell LifePoints Growth Strategy Division	Russell LifePoints Equity Growth Strategy Division	Credit Suisse Trust Commodity Return Strategy Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$-	$-	$-	$-	$-
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	109	431	287	115	-
Credit Suisse Trust	-	-	-	-	1,291
Due from Northwestern Mutual Life Insurance Company	-	-	23	-	24

Total Assets	109	431	310	115	1,315

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-

Total Liabilities	-	-	-	-	-

Total Net Assets	$109	$431	$310	$115	$1,315

Net Assets:
Custom Variable Universal Life Policies Issued On or After January 31, 2007 (2)
Policyowners’ Equity	$107	$426	$309	$112	$1,266
Executive Variable Universal Life Policies Issued On or After January 31, 2007 (3)
Policyowners’ Equity	-	1	-	-	6
Survivorship Variable Universal Life Policies Issued On or After January 31, 2007 (4)
Policyowners’ Equity	2	4	1	3	43

Total Net Assets	$109	$431	$310	$115	$1,315

(1) Investments, at cost	$110	$408	$266	$110	$1,270
Mutual Fund Shares Held	10	41	28	12	205
(2) Accumulation Unit Value	$13.568584	$13.255096	$12.591524	$11.740704	$7.085099
Units Outstanding	8	32	25	10	180
(3) Accumulation Unit Value	$13.568584	$13.255096	$12.591524	$11.740704	$7.085099
Units Outstanding	-	-	-	-	1
(4) Accumulation Unit Value	$13.568584	$13.255096	$12.591524	$11.740704	$7.085099
Units Outstanding	-	-	-	-	6

8	The Accompanying Notes are an Integral Part of the Financial Statements.

Northwestern Mutual Variable Life Account II

Statements of Operations

For the Year Ended December 31, 2013

(in thousands)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Large Cap Blend Division	Index 500 Stock Division

Income:
Dividend income	$27	$23	$26	$9	$264

Net investment income (loss)	27	23	26	9	264

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	311	142	85	13	790
Realized gain distributions	277	-	-	37	294

Realized gains (losses)	588	142	85	50	1,084

Change in unrealized appreciation/depreciation of investments during the period	590	1,088	454	147	2,541

Net increase (decrease) in net assets resulting from operations	$1,205	$1,253	$565	$206	$3,889

	Large Company Value Division	Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division	Index 400 Stock Division

Income:
Dividend income	$3	$57	$58	$8	$51

Net investment income (loss)	3	57	58	8	51

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	4	197	151	120	121
Realized gain distributions	3	-	-	99	164

Realized gains (losses)	7	197	151	219	285

Change in unrealized appreciation/depreciation of investments during the period	20	735	855	290	962

Net increase (decrease) in net assets resulting from operations	$30	$989	$1,064	$517	$1,298

The Accompanying Notes are an Integral Part of the Financial Statements.	9

Northwestern Mutual Variable Life Account II

Statements of Operations

For the Year Ended December 31, 2013

(in thousands)

	Mid Cap Value Division	Small Cap Growth Stock Division	Index 600 Stock Division	Small Cap Value Division	International Growth Division

Income:
Dividend income	$27	$14	$40	$50	$50

Net investment income (loss)	27	14	40	50	50

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	136	218	30	235	98
Realized gain distributions	16	-	42	20	-

Realized gains (losses)	152	218	72	255	98

Change in unrealized appreciation/depreciation of investments during the period	511	661	190	873	495

Net increase (decrease) in net assets resulting from operations	$690	$893	$302	$1,178	$643

	Research International Core Division	International Equity Division	Emerging Markets Equity Division	Money Market Division	Short-Term Bond Division

Income:
Dividend income	$2	$244	$14	$5	$ -

Net investment income (loss)	2	244	14	5	-

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	16	526	24	-	(2)
Realized gain distributions	-	3	4	-	-

Realized gains (losses)	16	529	28	-	(2)

Change in unrealized appreciation/depreciation of investments during the period	182	1,431	(116)	-	4

Net increase (decrease) in net assets resulting from operations	$200	$2,204	$(74)	$5	$2

10	The Accompanying Notes are an Integral Part of the Financial Statements.

Northwestern Mutual Variable Life Account II

Statements of Operations

For the Year Ended December 31, 2013

(in thousands)

	Select Bond Division	Long-Term U.S. Government Bond Division	Inflation Protection Division	High Yield Bond Division	Multi-Sector Bond Division

Income:
Dividend income	$182	$ -	$8	$246	$71

Net investment income (loss)	182	-	8	246	71

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(64)	(53)	(55)	13	21
Realized gain distributions	124	-	15	-	15

Realized gains (losses)	60	(53)	(40)	13	36

Change in unrealized appreciation/depreciation of investments during the period	(401)	19	(54)	(16)	(164)

Net increase (decrease) in net assets resulting from operations	$(159)	$(34)	$(86)	$243	$(57)

	Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division	Neuberger Berman AMT Socially Responsive Division

Income:
Dividend income	$84	$10	$18	$11	$5

Net investment income (loss)	84	10	18	11	5

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	50	10	318	37	14
Realized gain distributions	100	-	850	-	-

Realized gains (losses)	150	10	1,168	37	14

Change in unrealized appreciation/depreciation of investments during the period	27	30	733	230	116

Net increase (decrease) in net assets resulting from operations	$261	$50	$1,919	$278	$135

The Accompanying Notes are an Integral Part of the Financial Statements.	11

Northwestern Mutual Variable Life Account II

Statements of Operations

For the Year Ended December 31, 2013

(in thousands)

	Russell Multi-Style Equity Division	Russell Aggressive Equity Division	Russell Non-U.S. Division	Russell Core Bond Division	Russell Global Real Estate Securities Division

Income:
Dividend income	$26	$7	$53	$32	$171

Net investment income (loss)	26	7	53	32	171

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	70	48	43	5	178
Realized gain distributions	131	128	-	7	187

Realized gains (losses)	201	176	43	12	365

Change in unrealized appreciation/depreciation of investments during the period	386	323	458	(77)	(406)

Net increase (decrease) in net assets resulting from operations	$613	$506	$554	$(33)	$130

	Russell LifePoints Moderate Strategy Division	Russell LifePoints Balanced Strategy Division	Russell LifePoints Growth Strategy Division	Russell LifePoints Equity Growth Strategy Division	Credit Suisse Trust Commodity Return Strategy Division (4)

Income:
Dividend income	$1	$7	$5	$3	$ -

Net investment income (loss)	1	7	5	3	-

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	3	12	7	17	1
Realized gain distributions	2	3	-	-	-

Realized gains (losses)	5	15	7	17	1

Change in unrealized appreciation/depreciation of investments during the period	(2)	16	17	2	21

Net increase (decrease) in net assets resulting from operations	$4	$38	$29	$22	$22

(4) Division commenced operations on November 15, 2013.

12	The Accompanying Notes are an Integral Part of the Financial Statements.

Northwestern Mutual Variable Life Account II

Statements of Changes in Net Assets

(in thousands)

	Growth Stock Division		Focused Appreciation Division
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations:
Net investment income (loss)	$27	$19	$23	$10
Net realized gains (losses)	588	139	142	265
Net change in unrealized appreciation/depreciation	590	188	1,088	350

Net increase (decrease) in net assets resulting from operations	1,205	346	1,253	625

Policy Transactions:
Policyowners’ net payments	493	504	945	867
Policy loans, surrenders and death benefits	(585)	(131)	(279)	(187)
Mortality and other (net)	(184)	(193)	(263)	(228)
Transfers from other divisions	20,533	13,095	7,875	6,229
Transfers to other divisions	(20,544)	(12,233)	(7,494)	(7,214)

Net increase (decrease) in net assets resulting from policy transactions	(287)	1,042	784	(533)

Net increase (decrease) in net assets	918	1,388	2,037	92

Net Assets:
Beginning of period	3,341	1,953	3,874	3,782

End of period	$4,259	$3,341	$5,911	$3,874

Units issued during the period	515	384	352	344
Units redeemed during the period	(521)	(354)	(322)	(372)

Net units issued (redeemed) during period	(6)	30	30	(28)

	Large Cap Core Stock Division		Large Cap Blend Division
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations:
Net investment income (loss)	$26	$26	$9	$5
Net realized gains (losses)	85	63	50	20
Net change in unrealized appreciation/depreciation	454	65	147	17

Net increase (decrease) in net assets resulting from operations	565	154	206	42

Policy Transactions:
Policyowners’ net payments	540	555	203	104
Policy loans, surrenders and death benefits	(106)	(119)	(8)	(4)
Mortality and other (net)	(145)	(148)	(39)	(24)
Transfers from other divisions	3,933	3,818	1,325	757
Transfers to other divisions	(4,057)	(3,819)	(1,156)	(459)

Net increase (decrease) in net assets resulting from policy transactions	165	287	325	374

Net increase (decrease) in net assets	730	441	531	416

Net Assets:
Beginning of period	1,897	1,456	527	111

End of period	$2,627	$1,897	$1,058	$527

Units issued during the period	136	156	145	101
Units redeemed during the period	(132)	(146)	(115)	(57)

Net units issued (redeemed) during period	4	10	30	44

The Accompanying Notes are an Integral Part of the Financial Statements.	13

Northwestern Mutual Variable Life Account II

Statements of Changes in Net Assets

(in thousands)

	Index 500 Stock Division		Large Company Value Division
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations:
Net investment income (loss)	$264	$160	$3	$1
Net realized gains (losses)	1,084	416	7	3
Net change in unrealized appreciation/depreciation	2,541	632	20	1

Net increase (decrease) in net assets resulting from operations	3,889	1,208	30	5

Policy Transactions:
Policyowners’ net payments	2,654	2,079	79	21
Policy loans, surrenders and death benefits	(808)	(174)	(1)	(1)
Mortality and other (net)	(543)	(475)	(12)	(4)
Transfers from other divisions	49,707	28,135	171	74
Transfers to other divisions	(47,477)	(26,995)	(127)	(53)

Net increase (decrease) in net assets resulting from policy transactions	3,533	2,570	110	37

Net increase (decrease) in net assets	7,422	3,778	140	42

Net Assets:
Beginning of period	10,814	7,036	52	10

End of period	$18,236	$10,814	$192	$52

Units issued during the period	729	474	24	14
Units redeemed during the period	(686)	(436)	(14)	(9)

Net units issued (redeemed) during period	43	38	10	5

	Domestic Equity Division		Equity Income Division
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations:
Net investment income (loss)	$57	$58	$58	$44
Net realized gains (losses)	197	245	151	177
Net change in unrealized appreciation/depreciation	735	62	855	215

Net increase (decrease) in net assets resulting from operations	989	365	1,064	436

Policy Transactions:
Policyowners’ net payments	665	730	664	484
Policy loans, surrenders and death benefits	(255)	(87)	(158)	(153)
Mortality and other (net)	(203)	(189)	(193)	(156)
Transfers from other divisions	5,251	4,624	19,302	10,875
Transfers to other divisions	(5,320)	(5,148)	(18,831)	(10,886)

Net increase (decrease) in net assets resulting from policy transactions	138	(70)	784	164

Net increase (decrease) in net assets	1,127	295	1,848	600

Net Assets:
Beginning of period	2,843	2,548	3,140	2,540

End of period	$3,970	$2,843	$4,988	$3,140

Units issued during the period	363	401	899	632
Units redeemed during the period	(356)	(405)	(863)	(624)

Net units issued (redeemed) during period	7	(4)	36	8

14	The Accompanying Notes are an Integral Part of the Financial Statements.

Northwestern Mutual Variable Life Account II

Statements of Changes in Net Assets

(in thousands)

	Mid Cap Growth Stock Division		Index 400 Stock Division
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations:
Net investment income (loss)	$8	$2	$51	$32
Net realized gains (losses)	219	92	285	219
Net change in unrealized appreciation/depreciation	290	80	962	230

Net increase (decrease) in net assets resulting from operations	517	174	1,298	481

Policy Transactions:
Policyowners’ net payments	371	410	1,049	758
Policy loans, surrenders and death benefits	(90)	(89)	(204)	(50)
Mortality and other (net)	(131)	(112)	(235)	(205)
Transfers from other divisions	6,056	2,996	13,053	8,287
Transfers to other divisions	(5,833)	(3,812)	(12,527)	(9,207)

Net increase (decrease) in net assets resulting from policy transactions	373	(607)	1,136	(417)

Net increase (decrease) in net assets	890	(433)	2,434	64

Net Assets:
Beginning of period	1,654	2,087	3,517	3,453

End of period	$2,544	$1,654	$5,951	$3,517

Units issued during the period	76	48	420	342
Units redeemed during the period	(71)	(57)	(388)	(359)

Net units issued (redeemed) during period	5	(9)	32	(17)

	Mid Cap Value Division		Small Cap Growth Stock Division
	Year Ended December 31,2013	Year Ended December 31,2012	Year Ended December 31,2013	Year Ended December 31,2012

Operations:
Net investment income (loss)	$27	$26	$14	$-
Net realized gains (losses)	152	11	218	153
Net change in unrealized appreciation/depreciation	511	214	661	38

Net increase (decrease) in net assets resulting from operations	690	251	893	191

Policy Transactions:
Policyowners’ net payments	387	326	473	597
Policy loans, surrenders and death benefits	(376)	(40)	(370)	(85)
Mortality and other (net)	(112)	(94)	(144)	(152)
Transfers from other divisions	10,966	6,592	6,743	4,626
Transfers to other divisions	(10,546)	(5,829)	(6,808)	(4,867)

Net increase (decrease) in net assets resulting from policy transactions	319	955	(106)	119

Net increase (decrease) in net assets	1,009	1,206	787	310

Net Assets:
Beginning of period	2,108	902	2,364	2,054

End of period	$3,117	$2,108	$3,151	$2,364

Units issued during the period	481	355	216	172
Units redeemed during the period	(468)	(305)	(219)	(169)

Net units issued (redeemed) during period	13	50	(3)	3

The Accompanying Notes are an Integral Part of the Financial Statements.	15

Northwestern Mutual Variable Life Account II

Statements of Changes in Net Assets

(in thousands)

	Index 600 Stock Division		Small Cap Value Division
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations:
Net investment income (loss)	$40	$10	$50	$12
Net realized gains (losses)	72	10	255	266
Net change in unrealized appreciation/depreciation	190	12	873	193

Net increase (decrease) in net assets resulting from operations	302	32	1,178	471

Policy Transactions:
Policyowners’ net payments	324	94	671	664
Policy loans, surrenders and death benefits	(4)	(1)	(468)	(154)
Mortality and other (net)	(45)	(14)	(195)	(184)
Transfers from other divisions	1,809	566	17,407	11,471
Transfers to other divisions	(1,417)	(286)	(16,976)	(11,494)

Net increase (decrease) in net assets resulting from policy transactions	667	359	439	303

Net increase (decrease) in net assets	969	391	1,617	774

Net Assets:
Beginning of period	412	21	3,553	2,779

End of period	$1,381	$412	$5,170	$3,553

Units issued during the period	165	69	635	516
Units redeemed during the period	(118)	(36)	(620)	(504)

Net units issued (redeemed) during period	47	33	15	12

	International Growth Division		Research International Core Division
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations:
Net investment income (loss)	$50	$33	$2	$8
Net realized gains (losses)	98	94	16	1
Net change in unrealized appreciation/depreciation	495	281	182	54

Net increase (decrease) in net assets resulting from operations	643	408	200	63

Policy Transactions:
Policyowners’ net payments	829	774	354	140
Policy loans, surrenders and death benefits	(444)	(76)	(32)	(15)
Mortality and other (net)	(205)	(172)	(73)	(33)
Transfers from other divisions	7,922	5,240	3,327	1,118
Transfers to other divisions	(7,526)	(5,276)	(2,728)	(762)

Net increase (decrease) in net assets resulting from policy transactions	576	490	848	448

Net increase (decrease) in net assets	1,219	898	1,048	511

Net Assets:
Beginning of period	2,904	2,006	646	135
End of period	$4,123	$2,904	$1,694	$646

Units issued during the period	523	406	375	154
Units redeemed during the period	(492)	(375)	(291)	(101)

Net units issued (redeemed) during period	31	31	84	53

16	The Accompanying Notes are an Integral Part of the Financial Statements.

Northwestern Mutual Variable Life Account II

Statements of Changes in Net Assets

(in thousands)

	International Equity Division		Emerging Markets Equity Division
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations:
Net investment income (loss)	$244	$226	$14	$1
Net realized gains (losses)	529	93	28	(11)
Net change in unrealized appreciation/depreciation	1,431	1,320	(116)	122

Net increase (decrease) in net assets resulting from operations	2,204	1,639	(74)	112

Policy Transactions:
Policyowners’ net payments	2,198	1,971	705	302
Policy loans, surrenders and death benefits	(1,608)	(389)	(38)	(20)
Mortality and other (net)	(581)	(541)	(117)	(64)
Transfers from other divisions	39,903	25,147	4,555	1,962
Transfers to other divisions	(38,678)	(24,890)	(3,589)	(1,390)

Net increase (decrease) in net assets resulting from policy transactions	1,234	1,298	1,516	790

Net increase (decrease) in net assets	3,438	2,937	1,442	902

Net Assets:
Beginning of period	9,764	6,827	1,257	355

End of period	$13,202	$9,764	$2,699	$1,257

Units issued during the period	9,376	6,925	508	226
Units redeemed during the period	(9,128)	(6,597)	(367)	(153)

Net units issued (redeemed) during period	248	328	141	73

	Money Market Division		Short-Term Bond Division
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations:
Net investment income (loss)	$5	$6	$ -	$7
Net realized gains (losses)	-	-	(2)	-
Net change in unrealized appreciation/depreciation	-	-	4	-

Net increase (decrease) in net assets resulting from operations	5	6	2	7

Policy Transactions:
Policyowners’ net payments	13,804	8,307	95	66
Policy loans, surrenders and death benefits	(233)	(367)	(1)	(291)
Mortality and other (net)	(352)	(354)	(10)	(10)
Transfers from other divisions	21,532	13,956	301	859
Transfers to other divisions	(33,006)	(20,323)	(773)	(263)

Net increase (decrease) in net assets resulting from policy transactions	1,745	1,219	(388)	361

Net increase (decrease) in net assets	1,750	1,225	(386)	368

Net Assets:
Beginning of period	4,940	3,715	544	176

End of period	$6,690	$4,940	$158	$544

Units issued during the period	1,039	575	34	102
Units redeemed during the period	(997)	(545)	(66)	(72)

Net units issued (redeemed) during period	42	30	(32)	30

The Accompanying Notes are an Integral Part of the Financial Statements.	17

Northwestern Mutual Variable Life Account II

Statements of Changes in Net Assets

(in thousands)

	Select Bond Division		Long-Term U.S. Government Bond Division
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations:
Net investment income (loss)	$182	$164	$ -	$6
Net realized gains (losses)	60	201	(53)	48
Net change in unrealized appreciation/depreciation	(401)	(69)	19	(28)

Net increase (decrease) in net assets resulting from operations	(159)	296	(34)	26

Policy Transactions:
Policyowners’ net payments	1,557	1,589	50	101
Policy loans, surrenders and death benefits	(429)	(613)	(1)	(152)
Mortality and other (net)	(399)	(405)	(12)	(22)
Transfers from other divisions	31,299	19,549	250	591
Transfers to other divisions	(30,613)	(18,502)	(444)	(221)

Net increase (decrease) in net assets resulting from policy transactions	1,415	1,618	(157)	297

Net increase (decrease) in net assets	1,256	1,914	(191)	323

Net Assets:
Beginning of period	7,041	5,127	330	7

End of period	$8,297	$7,041	$139	$330

Units issued during the period	167	109	18	54
Units redeemed during the period	(160)	(101)	(28)	(35)

Net units issued (redeemed) during period	7	8	(10)	19

	Inflation Protection Division		High Yield Bond Division
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations:
Net investment income (loss)	$8	$15	$246	$182
Net realized gains (losses)	(40)	28	13	10
Net change in unrealized appreciation/depreciation	(54)	7	(16)	170

Net increase (decrease) in net assets resulting from operations	(86)	50	243	362

Policy Transactions:
Policyowners’ net payments	549	164	1,060	731
Policy loans, surrenders and death benefits	(49)	(309)	(37)	(38)
Mortality and other (net)	(36)	(28)	(194)	(161)
Transfers from other divisions	4,055	2,393	15,806	9,237
Transfers to other divisions	(4,620)	(1,787)	(14,860)	(9,169)

Net increase (decrease) in net assets resulting from policy transactions	(101)	433	1,775	600

Net increase (decrease) in net assets	(187)	483	2,018	962

Net Assets:
Beginning of period	815	332	3,188	2,226

End of period	$628	$815	$5,206	$3,188

Units issued during the period	332	204	414	265
Units redeemed during the period	(340)	(173)	(371)	(250)

Net units issued (redeemed) during period	(8)	31	43	15

18	The Accompanying Notes are an Integral Part of the Financial Statements.

Northwestern Mutual Variable Life Account II

Statements of Changes in Net Assets

(in thousands)

	Multi-Sector Bond Division		Balanced Division
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations:
Net investment income (loss)	$71	$5	$84	$22
Net realized gains (losses)	36	29	150	24
Net change in unrealized appreciation/depreciation	(164)	97	27	92

Net increase (decrease) in net assets resulting from operations	(57)	131	261	138

Policy Transactions:
Policyowners’ net payments	457	349	307	304
Policy loans, surrenders and death benefits	(37)	(174)	(82)	(12)
Mortality and other (net)	(102)	(57)	(104)	(100)
Transfers from other divisions	4,212	2,159	13,697	5,744
Transfers to other divisions	(4,082)	(958)	(13,401)	(5,421)

Net increase (decrease) in net assets resulting from policy transactions	448	1,319	417	515

Net increase (decrease) in net assets	391	1,450	678	653

Net Assets:
Beginning of period	1,688	238	2,066	1,413

End of period	$2,079	$1,688	$2,744	$2,066

Units issued during the period	325	218	87	42
Units redeemed during the period	(298)	(128)	(85)	(38)

Net units issued (redeemed) during period	27	90	2	4

	Asset Allocation Division		Fidelity VIP Mid Cap Division
	Year Ended December 31,2013	Year Ended December 31,2012	Year Ended December 31, 2013	Year Ended December 31,2012

Operations:
Net investment income (loss)	$10	$1	$18	$20
Net realized gains (losses)	10	30	1,168	583
Net change in unrealized appreciation/depreciation	30	6	733	4

Net increase (decrease) in net assets resulting from operations	50	37	1,919	607

Policy Transactions:
Policyowners’ net payments	39	63	1,030	1,051
Policy loans, surrenders and death benefits	(39)	(26)	(1,025)	(179)
Mortality and other (net)	(20)	(25)	(266)	(274)
Transfers from other divisions	300	427	29,718	19,821
Transfers to other divisions	(276)	(497)	(29,131)	(18,709)

Net increase (decrease) in net assets resulting from policy transactions	4	(58)	326	1,710

Net increase (decrease) in net assets	54	(21)	2,245	2,317

Net Assets:
Beginning of period	323	344	5,287	2,970

End of period	$377	$323	$7,532	$5,287

Units issued during the period	20	32	975	746
Units redeemed during the period	(19)	(36)	(966)	(683)

Net units issued (redeemed) during period	1	(4)	9	63

The Accompanying Notes are an Integral Part of the Financial Statements.	19

Northwestern Mutual Variable Life Account II

Statements of Changes in Net Assets

(in thousands)

	Fidelity VIP Contrafund Division		Neuberger Berman AMT Socially Responsive Division
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations:
Net investment income (loss)	$11	$7	$5	$-
Net realized gains (losses)	37	8	14	7
Net change in unrealized appreciation/depreciation	230	20	116	4

Net increase (decrease) in net assets resulting from operations	278	35	135	11

Policy Transactions:
Policyowners’ net payments	305	141	168	57
Policy loans, surrenders and death benefits	(35)	(25)	(21)	(12)
Mortality and other (net)	(74)	(28)	(36)	(15)
Transfers from other divisions	2,397	923	1,288	420
Transfers to other divisions	(2,072)	(525)	(880)	(314)

Net increase (decrease) in net assets resulting from policy transactions	521	486	519	136

Net increase (decrease) in net assets	799	521	654	147

Net Assets:
Beginning of period	597	76	203	56

End of period	$1,396	$597	$857	$203

Units issued during the period	265	103	120	49
Units redeemed during the period	(224)	(59)	(80)	(37)

Net units issued (redeemed) during period	41	44	40	12

	Russell Multi-Style Equity Division		Russell Aggressive Equity Division
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations:
Net investment income (loss)	$26	$20	$7	$12
Net realized gains (losses)	201	139	176	72
Net change in unrealized appreciation/depreciation	386	109	323	78

Net increase (decrease) in net assets resulting from operations	613	268	506	162

Policy Transactions:
Policyowners’ net payments	383	412	300	288
Policy loans, surrenders and death benefits	(103)	(194)	(49)	(39)
Mortality and other (net)	(113)	(120)	(86)	(79)
Transfers from other divisions	3,773	3,445	2,672	1,899
Transfers to other divisions	(3,780)	(3,654)	(2,662)	(2,109)

Net increase (decrease) in net assets resulting from policy transactions	160	(111)	175	(40)

Net increase (decrease) in net assets	773	157	681	122

Net Assets:
Beginning of period	1,773	1,616	1,169	1,047

End of period	$2,546	$1,773	$1,850	$1,169

Units issued during the period	311	371	131	134
Units redeemed during the period	(299)	(379)	(123)	(136)

Net units issued (redeemed) during period	12	(8)	8	(2)

20	The Accompanying Notes are an Integral Part of the Financial Statements.

Northwestern Mutual Variable Life Account II

Statements of Changes in Net Assets

(in thousands)

	Russell Non-U.S. Division		Russell Core Bond Division
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations:
Net investment income (loss)	$53	$38	$32	$49
Net realized gains (losses)	43	60	12	64
Net change in unrealized appreciation/depreciation	458	290	(77)	53

Net increase (decrease) in net assets resulting from operations	554	388	(33)	166

Policy Transactions:
Policyowners’ net payments	507	491	567	674
Policy loans, surrenders and death benefits	(112)	(100)	(94)	(71)
Mortality and other (net)	(134)	(135)	(138)	(150)
Transfers from other divisions	5,380	4,280	6,167	5,201
Transfers to other divisions	(5,429)	(4,471)	(6,408)	(5,349)

Net increase (decrease) in net assets resulting from policy transactions	212	65	94	305

Net increase (decrease) in net assets	766	453	61	471

Net Assets:
Beginning of period	2,370	1,917	2,416	1,945

End of period	$3,136	$2,370	$2,477	$2,416

Units issued during the period	359	367	310	281
Units redeemed during the period	(346)	(361)	(305)	(267)

Net units issued (redeemed) during period	13	6	5	14

	Russell Global Real Estate Securities Division		Russell LifePoints Moderate Strategy Division
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations:
Net investment income (loss)	$171	$164	$1	$1
Net realized gains (losses)	365	207	5	-
Net change in unrealized appreciation/depreciation	(406)	363	(2)	2

Net increase (decrease) in net assets resulting from operations	130	734	4	3

Policy Transactions:
Policyowners’ net payments	979	860	7	8
Policy loans, surrenders and death benefits	(370)	(136)	(40)	-
Mortality and other (net)	(246)	(232)	(5)	(2)
Transfers from other divisions	9,104	5,742	159	30
Transfers to other divisions	(8,525)	(5,715)	(46)	(29)

Net increase (decrease) in net assets resulting from policy transactions	942	519	75	7

Net increase (decrease) in net assets	1,072	1,253	79	10

Net Assets:
Beginning of period	3,703	2,450	30	20

End of period	$4,775	$3,703	$109	$30

Units issued during the period	293	213	13	3
Units redeemed during the period	(269)	(197)	(7)	(3)

Net units issued (redeemed) during period	24	16	6	-

The Accompanying Notes are an Integral Part of the Financial Statements.	21

Northwestern Mutual Variable Life Account II

Statements of Changes in Net Assets

(in thousands)

	Russell LifePoints Balanced Strategy Division		Russell LifePoints Growth Strategy Division
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations:
Net investment income (loss)	$7	$5	$5	$1
Net realized gains (losses)	15	1	7	1
Net change in unrealized appreciation/depreciation	16	8	17	5

Net increase (decrease) in net assets resulting from operations	38	14	29	7

Policy Transactions:
Policyowners’ net payments	100	73	120	37
Policy loans, surrenders and death benefits	-	-	-	-
Mortality and other (net)	(22)	(16)	(19)	(10)
Transfers from other divisions	421	249	274	96
Transfers to other divisions	(338)	(128)	(183)	(73)

Net increase (decrease) in net assets resulting from policy transactions	161	178	192	50

Net increase (decrease) in net assets	199	192	221	57

Net Assets:
Beginning of period	232	40	89	32

End of period	$431	$232	$310	$89

Units issued during the period	44	29	40	13
Units redeemed during the period	(32)	(13)	(23)	(8)

Net units issued (redeemed) during period	12	16	17	5

	Russell LifePoints Equity Growth Strategy Division		Credit Suisse Trust Commodity Return Strategy Division
	Year Ended December 31,2013	Year Ended December 31, 2012	Period November 15 to December 31, 2013

Operations:
Net investment income (loss)	$3	$1	$-
Net realized gains (losses)	17	-	1
Net change in unrealized appreciation/depreciation	2	3	21

Net increase (decrease) in net assets resulting from operations	22	4	22

Policy Transactions:
Policyowners’ net payments	58	22	46
Policy loans, surrenders and death benefits	(40)	-	(3)
Mortality and other (net)	(14)	(6)	(9)
Transfers from other divisions	270	30	1,417
Transfers to other divisions	(236)	(3)	(158)

Net increase (decrease) in net assets resulting from policy transactions	38	43	1,293

Net increase (decrease) in net assets	60	47	1,315

Net Assets:
Beginning of period	55	8	-

End of period	$115	$55	$1,315

Units issued during the period	32	6	217
Units redeemed during the period	(28)	(1)	(30)

Net units issued (redeemed) during period	4	5	187

22	The Accompanying Notes are an Integral Part of the Financial Statements.

Northwestern Mutual Variable Life Account II

Notes to Financial Statements

December 31, 2013

1.	Organization

Northwestern Mutual Variable Life Account II (“the Account”) is registered as a unit investment trust under the Investment Company Act of 1940 and is a segregated asset account of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”) used to fund variable life insurance policies (“the Policies”).

All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc., Fidelity Variable Insurance Products, Neuberger Berman Advisers Management Trust, the Russell Investment Funds and Credit Suisse Trust (collectively known as “the Funds”). The Funds are open-end investment companies registered under the Investment Company Act of 1940. The financial statements for the Portfolio’s should be read in conjunction with the financial statements and footnotes of the Divisions. Each Division of the account indirectly bears exposure to the market, credit and liquidity risks of the Portfolio in which it invests.

On September 18, 2013, the Securities Exchange Commission approved an application from Northwestern Mutual on behalf of the Account permitting Northwestern Mutual to automatically transfer all remaining policy values in the Northwestern Mutual Commodities Return Strategy Division to the Credit Suisse Trust Commodity Return Strategy Division. The transfer was executed on November 15, 2013 and is included in the Statement of Changes in Net Assets as part of the transfers from other divisions or sponsor line item. Additionally, Northwestern Mutual will periodically reimburse policy owners for the additional operating expenses of the Credit Suisse Trust Commodity Return Strategy Division. Refer to note 4 - Expenses and Related Party Transactions footnote.

2.	Significant Accounting Policies

A.	Use of Estimates – The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets for use in estimates. Actual results could differ from those estimates.

B.	Investment Valuation – The shares are valued at the Funds’ offering and redemption prices per share. As of December 31, 2013, all of the Account’s investments are identified as Level 1 securities for valuation purposes under the Fair Value Measurement Topic of the FASB Accounting Standards Codification. Level 1 securities are valued at fair value as determined by quoted prices in active markets for identical securities. All changes in fair value are recorded as change in unrealized appreciation/ depreciation of investments during the period in the statements of operations of the applicable Division.

C.	Investment Income, Securities Transactions and Policy Dividends – Transactions in the Funds’ shares are accounted for on the trade date. The basis for determining cost on sale of the Funds’ shares is identified cost. Dividend income and distributions of net realized gains from the Funds are recorded on the ex–date of the dividends. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds. The Policies are eligible to receive policy dividends from Northwestern Mutual. Any dividends reinvested in the Account are reflected in Policyowners’ net payments in the accompanying financial statements.

D.	Taxes – Northwestern Mutual is taxed as a “life insurance company” under the Internal Revenue Code. The Policies, which are funded in the Account, are taxed as part of the operations of Northwestern Mutual. Currently, there is no charge being made against the assets of the Account for federal income taxes, but Northwestern Mutual reserves the right to charge for taxes in the future.

23

Northwestern Mutual Variable Life Account II

Notes to Financial Statements

December 31, 2013

3.	Purchases and Sales of Investments

Purchases and sales of the Funds’ shares for the year ended December 31, 2013 were as follows: (in thousands)

Division	Purchases	Sales
Growth Stock	$ 922	$ 806
Focused Appreciation	1,359	598
Large Cap Core Stock	591	343
Large Cap Blend	419	49
Index 500 Stock	6,066	1,737
Large Company Value	130	14
Domestic Equity	972	771
Equity Income	1,194	398
Mid Cap Growth Stock	765	238
Index 400 Stock	1,840	484
Mid Cap Value	853	513
Small Cap Growth Stock	511	570
Index 600 Stock	811	61
Small Cap Value	1,268	780
International Growth	1,303	700
Research International Core	938	125
International Equity	4,128	2,584
Emerging Markets Equity	1,695	194
Money Market	16,162	14,652
Short-Term Bond	96	484
Select Bond	2,673	901
Long-Term U.S. Government Bond	56	213
Inflation Protection	581	669
High Yield Bond	2,338	317
Multi-Sector Bond	710	194
Balanced	803	202
Asset Allocation	78	63
Fidelity VIP Mid Cap	2,639	1,468
Fidelity VIP Contrafund	623	119
Neuberger Berman AMT Socially Responsive	568	72
Russell Multi-Style Equity	559	241
Russell Aggressive Equity	453	144
Russell Non-U.S.	570	305
Russell Core Bond	660	545
Russell Global Real Estate Securities	2,035	733
Russell LifePoints Moderate Strategy	123	45
Russell LifePoints Balanced Strategy	222	50
Russell LifePoints Growth Strategy	194	19
Russell LifePoints Equity Growth Strategy	105	64
Credit Suisse Trust Commodity Return Strategy	1,289	19

24

Northwestern Mutual Variable Life Account II

Notes to Financial Statements

December 31, 2013

4.	Expenses and Related Party Transactions

A deduction for mortality and expense risks is paid to Northwestern Mutual. Mortality risk is the risk that insureds may not live as long as estimated. Expense risk is the risk that expenses of issuing and administering the Policies may exceed the estimated costs.

A deduction for the mortality and expense risks for Custom Variable Universal Life policies was determined monthly at an annual rate of 0.35% of the amount invested in the Account for the Policy for the first ten Policy years, 0.20% for the next ten Policy years and 0.05% thereafter. On or after the Policy Anniversary in 2013, the deduction for the mortality and expense risks for Custom Variable Universal Life policies is determined monthly at an annual rate of 0.22% of the amount invested in the Account for the Policy for the first ten Policy years, 0.07% for the next ten Policy years and 0.00% thereafter. A deduction for the mortality and expense risks for Executive Variable Universal Life policies was determined monthly at an annual rate of 0.20% of the amounts invested in the Account for the Policy for the first ten Policy years, and 0.10% thereafter. Policies without the Surrender of Policy Endorsement, were charged monthly at an annual rate of 0.14% of the amount invested in the Account for the Policy. On or after the Policy Anniversary in 2013, the deduction for the mortality and expense risks for Executive Variable Universal Life policies is determined monthly at an annual rate of 0.10% of the amounts invested in the Account for the Policy for the first ten Policy years, and 0.00% thereafter. For Policies without the Surrender of Policy Endorsement, the current charge is assessed monthly at an annual rate of 0.00% of the amount invested in the Account for the Policy. A deduction for the mortality and expense risks for Survivorship Variable Universal Life Policies was determined monthly at an annual rate of 0.10% of the amount invested in the Account for the Policy for the first twenty Policy years, and 0.05% thereafter. On or after the Policy Anniversary in 2013, the deduction for the mortality and expense risks for Survivorship Variable Universal Life Policies is determined monthly at an annual rate of 0.00% of the amount invested in the Account for the Policy.

Additional mortality and expense risks deductions are determined annually and are paid to Northwestern Mutual for the first ten Policy years on all Survivorship Variable Universal Life policies based on the age of the insured individuals at the time the policy was issued.

Additional mortality costs are determined monthly and are paid for Northwestern Mutual to cover the cost of providing insurance protection. This cost reflects expected mortality costs based upon actual experience.

Certain deductions are also made from the annual, single or other premiums before amounts are allocated to the Account. These deductions are for sales load, administrative expenses, taxes and a risk charge for the guaranteed death benefit among other charges which are detailed in the Prospectus.

The charges noted are reflected as a reduction in units and are included in Mortality and other in the accompanying financial statements.

The net operating expenses of the Credit Suisse Trust Commodity Return Strategy Portfolio are limited to 1.05% of average net assets through November 15, 2015 by Credit Suisse Trust and Credit Suisse Asset Management, LLC. Pursuant to the substitution order of the Securities and Exchange Commission, effective November 15, 2013 through November 15, 2015, Northwestern Mutual will periodically reimburse policy owners to the extent the net operating expenses of the Credit Suisse Trust Commodity Return Strategy Portfolio exceed that of the fee waiver agreement of 0.95% of the Northwestern Mutual Commodities Return Strategy Portfolio which was in place at the time of the substitution.

25

Northwestern Mutual Variable Life Account II

Notes to Financial Statements

December 31, 2013

5.	Financial Highlights

(For a unit outstanding during the period)

	As of the respective period end date:			For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest(1)	Total Return(1)
Growth Stock
Year Ended 12/31/13	84	$49.977915	$4,259	0.67%	0.00%	35.86%
Year Ended 12/31/12	90	36.785012	3,341	0.59	0.00	12.94
Year Ended 12/31/11	60	32.569595	1,953	0.80	0.00	(1.30)
Year Ended 12/31/10	49	32.998214	1,628	0.86	0.00	12.37
Year Ended 12/31/09	31	29.365924	938	1.18	0.00	37.17
Focused Appreciation
Year Ended 12/31/13	195	$30.372615	$5,911	0.49%	0.00%	29.01%
Year Ended 12/31/12	165	23.543734	3,874	0.28	0.00	20.14
Year Ended 12/31/11	193	19.596705	3,782	0.18	0.00	(6.10)
Year Ended 12/31/10	169	20.869750	3,516	0.00	0.00	9.33
Year Ended 12/31/09	181	19.088595	3,450	0.00	0.00	42.47
Large Cap Core Stock
Year Ended 12/31/13	69	$37.544148	$2,627	1.14%	0.00%	28.58%
Year Ended 12/31/12	65	29.198468	1,897	1.29	0.00	11.63
Year Ended 12/31/11	55	26.156583	1,456	1.15	0.00	(1.21)
Year Ended 12/31/10	50	26.477036	1,331	1.26	0.00	12.91
Year Ended 12/31/09	25	23.449551	588	1.89	0.00	29.33
Large Cap Blend
Year Ended 12/31/13	88	$11.980322	$1,058	1.08%	0.00%	30.86%
Year Ended 12/31/12	58	9.155103	527	1.17	0.00	15.20
Period Ended 12/31/11 (3)	14	7.947227	111	2.27	0.00	(5.56)
Index 500 Stock
Year Ended 12/31/13	199	$91.297175	$18,236	1.84%	0.00%	32.05%
Year Ended 12/31/12	156	69.136117	10,814	1.77	0.00	15.76
Year Ended 12/31/11	118	59.726031	7,036	1.84	0.00	1.95
Year Ended 12/31/10	84	58.583796	4,937	2.07	0.00	14.89
Year Ended 12/31/09	55	50.989051	2,807	2.95	0.00	26.40
Large Company Value
Year Ended 12/31/13	16	$12.266796	$192	2.04%	0.00%	31.29%
Year Ended 12/31/12	6	9.343226	52	2.32	0.00	16.47
Period Ended 12/31/11 (3)	1	8.021755	10	5.34	0.00	(3.12)
Domestic Equity
Year Ended 12/31/13	197	$20.154766	$3,970	1.65%	0.00%	34.03%
Year Ended 12/31/12	190	15.037814	2,843	2.15	0.00	14.35
Year Ended 12/31/11	194	13.151218	2,548	2.12	0.00	0.91
Year Ended 12/31/10	152	13.033112	1,979	2.36	0.00	14.62
Year Ended 12/31/09	120	11.370681	1,362	3.63	0.00	29.52
Equity Income
Year Ended 12/31/13	196	$25.403806	$4,988	1.37%	0.00%	29.94%
Year Ended 12/31/12	160	19.550985	3,140	1.57	0.00	17.23
Year Ended 12/31/11	152	16.677245	2,540	1.64	0.00	(0.92)
Year Ended 12/31/10	116	16.832155	1,943	1.69	0.00	15.33
Year Ended 12/31/09	83	14.595160	1,216	3.12	0.00	24.58
Mid Cap Growth Stock
Year Ended 12/31/13	27	$94.654719	$2,544	0.32%	0.00%	25.53%
Year Ended 12/31/12	22	75.402575	1,654	0.12	0.00	11.97
Year Ended 12/31/11	31	67.344023	2,087	0.24	0.00	(6.18)
Year Ended 12/31/10	28	71.778944	2,002	0.30	0.00	23.86
Year Ended 12/31/09	21	57.953082	1,171	0.28	0.00	32.09	(2)

(1)	Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes. Returns are not annualized for periods less than one year.
(2)	Total return reflects the effect of a one-time class action settlement received on June 18, 2009. Absent the payment, the returns would have ranged from 30.36% to 31.53% for the Mid Cap Growth Stock Division, from 30.74% to 31.94% for the International Equity Division and from (0.64)% to 0.26% for the Money Market Division.
(3)	Divisions commenced operations on June 30, 2011.

26

Northwestern Mutual Variable Life Account II

Notes to Financial Statements

December 31, 2013

	As of the respective period end date:			For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest(1)	Total Return(1)
Index 400 Stock
Year Ended 12/31/13	150	$39.846886	$5,951	1.08%	0.00%	33.16%
Year Ended 12/31/12	118	29.923387	3,517	0.92	0.00	17.64
Year Ended 12/31/11	135	25.435391	3,453	0.86	0.00	(1.92)
Year Ended 12/31/10	96	25.934506	2,488	1.18	0.00	26.29
Year Ended 12/31/09	65	20.535699	1,320	1.86	0.00	37.00
Mid Cap Value
Year Ended 12/31/13	113	$27.585004	$3,117	0.97%	0.00%	30.24%
Year Ended 12/31/12	100	21.179677	2,108	1.46	0.00	16.57
Year Ended 12/31/11	50	18.168731	902	2.35	0.00	(0.61)
Year Ended 12/31/10	43	18.279525	778	1.29	0.00	19.93
Year Ended 12/31/09	28	15.242180	434	1.23	0.00	23.24
Small Cap Growth Stock
Year Ended 12/31/13	72	$43.773190	$3,151	0.49%	0.00%	38.60%
Year Ended 12/31/12	75	31.582975	2,364	0.00	0.00	9.48
Year Ended 12/31/11	72	28.847575	2,054	0.36	0.00	(2.78)
Year Ended 12/31/10	58	29.671998	1,708	0.84	0.00	25.85
Year Ended 12/31/09	34	23.577314	809	0.30	0.00	31.17
Index 600 Stock
Year Ended 12/31/13	82	$16.744685	$1,381	4.36%	0.00%	40.67%
Year Ended 12/31/12	35	11.903891	412	4.14	0.00	15.80
Period Ended 12/31/11 (3)	2	10.280016	21	1.82	0.00	(6.01)
Small Cap Value
Year Ended 12/31/13	152	$34.046809	$5,170	1.14%	0.00%	31.76%
Year Ended 12/31/12	137	25.839588	3,553	0.38	0.00	16.33
Year Ended 12/31/11	125	22.212770	2,779	0.63	0.00	(1.36)
Year Ended 12/31/10	104	22.519799	2,323	1.11	0.00	21.95
Year Ended 12/31/09	78	18.466637	1,431	0.88	0.00	28.18
International Growth
Year Ended 12/31/13	201	$20.524033	$4,123	1.41%	0.00%	19.81%
Year Ended 12/31/12	170	17.130842	2,904	1.36	0.00	17.99
Year Ended 12/31/11	139	14.519220	2,006	1.18	0.00	(13.17)
Year Ended 12/31/10	94	16.720938	1,575	0.97	0.00	16.43
Year Ended 12/31/09	61	14.361577	870	0.67	0.00	23.16
Research International Core
Year Ended 12/31/13	154	$10.947312	$1,694	0.14%	0.00%	18.92%
Year Ended 12/31/12	70	9.205651	646	1.83	0.00	16.76
Period Ended 12/31/11 (3)	17	7.884380	135	3.54	0.00	(15.93)
International Equity
Year Ended 12/31/13	2,430	$5.431053	$13,202	2.15%	0.00%	21.38%
Year Ended 12/31/12	2,182	4.474566	9,764	2.70	0.00	21.52
Year Ended 12/31/11	1,854	3.682261	6,827	2.17	0.00	(10.10)
Year Ended 12/31/10	1,449	4.095847	5,937	3.12	0.00	7.67
Year Ended 12/31/09	1,000	3.803991	3,801	4.86	0.00	33.11	(2)
Emerging Markets Equity
Year Ended 12/31/13	251	$10.783888	$2,699	0.75%	0.00%	(5.15%)
Year Ended 12/31/12	110	11.369632	1,257	0.15	0.00	18.83
Period Ended 12/31/11 (3)	37	9.567929	355	2.16	0.00	(18.36)

(1)	Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes. Returns are not annualized for periods less than one year.
(2)	Total return reflects the effect of a one-time class action settlement received on June 18, 2009. Absent the payment, the returns would have ranged from 30.36% to 31.53% for the Mid Cap Growth Stock Division, from 30.74% to 31.94% for the International Equity Division and from (0.64)% to 0.26% for the Money Market Division.
(3)	Divisions commenced operations on June 30, 2011.

27

Northwestern Mutual Variable Life Account II

Notes to Financial Statements

December 31, 2013

	As of the respective period end date:			For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest(1)	Total Return, Lowest to Highest(1)
Money Market
Year Ended 12/31/13	161	$41.539003	$6,690	0.09%	0.00%	0.10%
Year Ended 12/31/12	119	41.497953	4,940	0.14	0.00	0.15
Year Ended 12/31/11	89	41.437528	3,715	0.12	0.00	0.14
Year Ended 12/31/10	68	41.380226	2,794	0.29	0.00	0.29
Year Ended 12/31/09	66	41.258586	2,720	0.70	0.00	0.76	(2)
Short-Term Bond
Year Ended 12/31/13	13	$12.142453	$158	0.05%	0.00%	0.55%
Year Ended 12/31/12	45	12.076410	544	1.79	0.00	2.07
Period Ended 12/31/11 (3)	15	11.832025	176	3.05	0.00	(0.42)
Select Bond
Year Ended 12/31/13	41	$200.286369	$8,297	2.40%	0.00%	(2.16%)
Year Ended 12/31/12	34	204.702189	7,041	2.64	0.00	4.96
Year Ended 12/31/11	26	195.021673	5,127	3.36	0.00	7.16
Year Ended 12/31/10	23	181.992325	4,277	3.93	0.00	6.59
Year Ended 12/31/09	15	170.745431	2,588	5.68	0.00	9.37
Long-Term U.S Government Bond
Year Ended 12/31/13	9	$15.502339	$139	0.03%	0.00%	(13.27%)
Year Ended 12/31/12	19	17.875038	330	1.62	0.00	3.75
Period Ended 12/31/11 (3)	-	17.228764	7	5.68	0.00	25.15
Inflation Protection
Year Ended 12/31/13	47	$13.476716	$628	0.97%	0.00%	(8.33%)
Year Ended 12/31/12	55	14.701699	815	2.04	0.00	7.35
Period Ended 12/31/11 (3)	24	13.694886	332	0.04	0.00	6.60
High Yield Bond
Year Ended 12/31/13	120	$43.465300	$5,206	5.72%	0.00%	5.84%
Year Ended 12/31/12	77	41.068270	3,188	6.28	0.00	13.89
Year Ended 12/31/11	62	36.059875	2,226	6.99	0.00	4.59
Year Ended 12/31/10	46	34.475967	1,558	7.29	0.00	14.56
Year Ended 12/31/09	34	30.094875	1,016	8.52	0.00	45.39
Multi-Sector Bond
Year Ended 12/31/13	134	$15.449941	$2,079	3.35%	0.00%	(1.58%)
Year Ended 12/31/12	107	15.698283	1,688	0.42	0.00	14.94
Period Ended 12/31/11 (3)	17	13.657358	238	11.64	0.00	1.71
Balanced
Year Ended 12/31/13	15	$172.248875	$2,744	3.49%	0.00%	12.08%
Year Ended 12/31/12	13	153.677764	2,066	1.25	0.00	9.69
Year Ended 12/31/11	9	140.096515	1,413	2.94	0.00	2.11
Year Ended 12/31/10	7	137.200077	1,085	2.32	0.00	11.96
Year Ended 12/31/09	4	122.549243	542	5.28	0.00	21.43
Asset Allocation
Year Ended 12/31/13	20	$19.484028	$377	3.17%	0.00%	16.67%
Year Ended 12/31/12	19	16.700324	323	0.22	0.00	11.02
Year Ended 12/31/11	23	15.042893	344	2.25	0.00	(0.08)
Year Ended 12/31/10	26	15.054442	386	3.10	0.00	13.01
Year Ended 12/31/09	20	13.321541	254	3.15	0.00	27.09
Fidelity VIP Mid Cap
Year Ended 12/31/13	187	$40.398542	$7,532	0.28%	0.00%	35.87%
Year Ended 12/31/12	178	29.733518	5,287	0.42	0.00	14.56
Year Ended 12/31/11	115	25.953961	2,970	0.02	0.00	(10.85)
Year Ended 12/31/10	89	29.113348	2,616	0.14	0.00	28.57
Year Ended 12/31/09	61	22.643898	1,370	0.54	0.00	39.75

(1)	Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes. Returns are not annualized for periods less than one year.
(2)	Total return reflects the effect of a one-time class action settlement received on June 18, 2009. Absent the payment, the returns would have ranged from 30.36% to 31.53% for the Mid Cap Growth Stock Division, from 30.74% to 31.94% for the International Equity Division and from (0.64)% to 0.26% for the Money Market Division.
(3)	Divisions commenced operations on June 30, 2011.

28

Northwestern Mutual Variable Life Account II

Notes to Financial Statements

December 31, 2013

As of the respective period end date:				For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest(1)	Total Return, Lowest to Highest(1)
Fidelity VIP Contrafund
Year Ended 12/31/13	93	$15.005573	$1,396	1.00%	0.00%	30.95%
Year Ended 12/31/12	52	11.458810	597	1.61	0.00	16.14
Period Ended 12/31/11 (3)	8	9.866342	76	2.07	0.00	(7.43)
Neuberger Berman AMT Socially Responsive
Year Ended 12/31/13	58	$14.744385	$857	0.98%	0.00%	37.60%
Year Ended 12/31/12	18	10.715212	203	0.31	0.00	10.98
Period Ended 12/31/11 (3)	6	9.655117	56	1.00	0.00	(8.79)
Russell Multi-Style Equity
Year Ended 12/31/13	157	$16.178812	$2,546	1.19%	0.00%	32.92%
Year Ended 12/31/12	145	12.171877	1,773	1.11	0.00	15.69
Year Ended 12/31/11	153	10.521100	1,616	0.94	0.00	(1.55)
Year Ended 12/31/10	133	10.686543	1,416	0.88	0.00	16.46
Year Ended 12/31/09	107	9.176223	991	1.17	0.00	31.40
Russell Aggressive Equity
Year Ended 12/31/13	69	$26.724835	$1,850	0.43%	0.00%	40.00%
Year Ended 12/31/12	61	19.088862	1,169	1.10	0.00	15.84
Year Ended 12/31/11	63	16.479338	1,047	0.49	0.00	(4.20)
Year Ended 12/31/10	47	17.202203	803	0.47	0.00	24.88
Year Ended 12/31/09	29	13.775086	418	0.50	0.00	31.39
Russell Non-U.S.
Year Ended 12/31/13	169	$18.624500	$3,136	1.95%	0.00%	21.91%
Year Ended 12/31/12	156	15.277391	2,370	1.77	0.00	19.81
Year Ended 12/31/11	150	12.750860	1,917	1.54	0.00	(12.88)
Year Ended 12/31/10	106	14.635995	1,549	0.71	0.00	11.42
Year Ended 12/31/09	66	13.135524	876	2.83	0.00	26.49
Russell Core Bond
Year Ended 12/31/13	113	$22.077570	$2,477	1.40%	0.00%	(1.45%)
Year Ended 12/31/12	108	22.402721	2,416	2.29	0.00	8.38
Year Ended 12/31/11	94	20.671320	1,945	3.17	0.00	4.68
Year Ended 12/31/10	65	19.746605	1,277	3.73	0.00	10.02
Year Ended 12/31/09	41	17.948158	730	4.73	0.00	15.81
Russell Global Real Estate Securities
Year Ended 12/31/13	123	$38.920595	$4,775	3.98%	0.00%	3.65%
Year Ended 12/31/12	99	37.550773	3,703	5.21	0.00	27.56
Year Ended 12/31/11	83	29.438654	2,450	2.18	0.00	(7.05)
Year Ended 12/31/10	60	31.671345	1,910	2.28	0.00	22.92
Year Ended 12/31/09	41	25.765834	1,057	4.34	0.00	28.94
Russell LifePoints Moderate Strategy
Year Ended 12/31/13	8	$13.568584	$109	2.31%	0.00%	6.79%
Year Ended 12/31/12	2	12.706153	30	2.98	0.00	11.07
Period Ended 12/31/11 (3)	2	11.440046	20	5.02	0.00	(3.67)
Russell LifePoints Balanced Strategy
Year Ended 12/31/13	32	$13.255096	$431	2.31%	0.00%	12.43%
Year Ended 12/31/12	20	11.789785	232	2.75	0.00	12.96
Period Ended 12/31/11 (3)	4	10.437591	40	5.54	0.00	(6.53)
Russell LifePoints Growth Strategy
Year Ended 12/31/13	25	$12.591524	$310	2.56%	0.00%	16.56%
Year Ended 12/31/12	8	10.802768	89	2.28	0.00	14.22
Period Ended 12/31/11 (3)	3	9.458077	32	4.23	0.00	(9.16)
Russell LifePoints Equity Growth Strategy
Year Ended 12/31/13	10	$11.740704	$115	2.12%	0.00%	19.81%
Year Ended 12/31/12	6	9.799317	55	2.10	0.00	15.68
Period Ended 12/31/11 (3)	1	8.471141	8	3.99	0.00	(10.88)
Credit Suisse Trust Commodity Return Strategy
Period Ended 12/31/13 (4)	187	$7.085099	$1,315	0.00%	0.00%	1.79%

(1)	Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes. Returns are not annualized for periods less than one year.
(3)	Divisions commenced operations on June 30, 2011.
(4)	Division commenced operations on November 15, 2013.

29

Northwestern Mutual Variable Life Account II

Notes to Financial Statements

December 31, 2013

6.	Subsequent Event

Management has evaluated the events and/or the transactions that have occurred through the date of the financial statements were issued and noted no items requiring adjustments of the financial statements or additional disclosures.

30

Report of Independent Registered Public Accounting Firm

To The Northwestern Mutual Life Insurance Company Board of Trustees and

Policyowners of the Northwestern Mutual Variable Life Account II

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Northwestern Mutual Variable Life Account II and its Growth Stock Division, Focused Appreciation Division, Large Cap Core Stock Division, Large Cap Blend Division, Index 500 Stock Division, Large Company Value Division, Domestic Equity Division, Equity Income Division, Mid Cap Growth Stock Division, Index 400 Stock Division, Mid Cap Value Division, Small Cap Growth Stock Division, Index 600 Stock Division, Small Cap Value Division, International Growth Division, Research International Core Division, International Equity Division, Emerging Markets Equity Division, Money Market Division, Short-Term Bond Division, Select Bond Division, Long-Term U.S. Government Bond Division, Inflation Protection Division, High Yield Bond Division, Multi-Sector Bond Division, Balanced Division, Asset Allocation Division, Fidelity VIP Mid Cap Division, Fidelity VIP Contrafund Division, Neuberger Berman AMT Socially Responsive Division, Russell Multi-Style Equity Division, Russell Aggressive Equity Division, Russell Non-U.S. Division, Russell Core Bond Division, Russell Global Real Estate Securities Division, Russell LifePoints Moderate Strategy Division, Russell LifePoints Balanced Strategy Division, Russell LifePoints Growth Strategy Division, Russell LifePoints Equity Growth Strategy Division, Credit Suisse Trust Commodity Return Strategy Division, at December 31, 2013, and the results of their operations and the changes in their net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of The Northwestern Mutual Life Insurance Company’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at December 31, 2013 by correspondence with Northwestern Mutual Series Fund, Inc., Fidelity Variable Insurance Products, Neuberger Berman Advisers Management Trust, the Russell Investment Funds and Credit Suisse Trust, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Milwaukee, Wisconsin
April 28, 2014

31

PRSRT BPM US POSTAGE PAID NORTHWESTERN MUTUAL

PO BOX 3095 MILWAUKEE Wl 53201-3095

This booklet contains information about the Northwestern Mutual variable insurance products and the variable investment options identified on the front cover. The variable investment options correspond with the investment divisions available under the variable insurance product (‘‘Product”). The information is prepared for Product owners and does not represent an offer of the Product, nor should it be used in connection with any offer, except when accompanied or preceded by the current Product prospectus and the variable investment option prospectuses, which contain detailed information about variable investment option investment objectives and operations, applicable fees, expenses and sales charges. Prospectuses may be obtained by calling the telephone number or visiting the website address listed on the inside of the front cover. You should read and carefully consider this information before you invest or send money. The variable investment option reports are prepared from the books and records of the options. Discussions of investment performance in the reports represent the views of the options’ portfolio managers as of the dates of the reports. They are not guarantees of investment results, nor should they be relied upon as investment advice or indications of current or future trading strategies of the portfolio managers. Portfolio manager views and security holdings are subject to change at any time.

NMIS is a member of Financial Industry Regulatory Authority (FINRA) and in accordance with the Investor Education and Protection Rule, we are providing our clients information regarding FINRA BrokerCheck, a free resource available to investors. An investor brochure describing FINRA BrokerCheck may be obtained online from FINRA’s website at www.finra.org or by contacting the FINRA BrokerCheck Hotline at 800-289-9999.

Northwestern Mutual is the marketing name for The Northwestern Mutual Life Insurance Company, Milwaukee, Wl (NM) (life and disability insurance, annuities) and its subsidiaries.

Product Distributor: Northwestern Mutual Investment Services, LLC (NMIS), Suite 600, 611 East Wisconsin Avenue, Milwaukee, Wl 53202-4797,1-866-664-7737, member FINRA and SIPC

www.northwesternmutual.com

90-1899 (0786) (REV 0814)